VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Canada: 12.5%
30,845	B2Gold Corp. (USD) †	$201,109
64,378	Barrick Gold Corp. (USD)	1,809,666
111,602	First Quantum Minerals Ltd.	991,739
263,782	IAMGOLD Corp. (USD) *	1,010,285
353,415	Ivanhoe Mines Ltd. * †	1,280,575
		5,293,374
China / Hong Kong: 1.3%
1,551,000	China Molybdenum Co. Ltd. † #	553,818
Egypt: 3.8%
378,550	Commercial International Bank Egypt SAE (GDR) #	1,622,603
India: 1.7%
47,427	MakeMyTrip Ltd. (USD) * †	728,479
Kenya: 10.5%
411,800	East African Breweries Ltd.	642,370
3,263,200	Equity Group Holdings Plc *	1,103,774
9,842,600	Safaricom Plc #	2,699,843
		4,445,987
Monaco: 2.3%
39,657	Endeavour Mining Corp. (CAD) *	984,188
Morocco: 17.0%
56,388	Attijariwafa Bank	2,182,651
36,433	Bank of Africa	496,757
65,990	Banque Centrale Populaire	1,649,920
35,362	Cosumar * #	730,593
144,014	Maroc Telecom #	2,116,239
		7,176,160
Nigeria: 11.3%
23,855,389	Guaranty Trust Bank Plc #	1,742,664
3,959,595	MTN Nigeria Communications Plc	1,325,001
218,445	Nestle Nigeria Plc	665,818
22,649,050	Zenith Bank Ltd. #	1,053,015
		4,786,498
Norway: 0.4%
6,982	Scatec Solar ASA Reg S 144A #	160,746
Singapore: 2.4%
9,652,200	Golden Agri-Resources Ltd. #	1,009,751
South Africa: 30.0%
49,330	Absa Group Ltd. #	262,474
5,156	Anglo American Platinum Ltd. #	358,473
19,751	AngloGold Ashanti Ltd. (ADR)	521,031
28,079	Aspen Pharmacare Holdings Ltd. * #	201,299
22,055	AVI Ltd.	98,256
14,777	Bid Corp. Ltd. #	228,302
22,629	Bidvest Group Ltd. † #	186,577
4,037	Capitec Bank Holdings Ltd. #	249,687
14,470	Clicks Group Ltd. #	192,366
19,773	Coronation Fund Managers Ltd. #	47,643
26,814	Discovery Ltd. #	204,446
13,120	Exxaro Resources Ltd. #	97,610
247,143	FirstRand Ltd. #	609,003
65,376	Fortress REIT Ltd. † #	51,229
15,981	Foschini Group Ltd. † #	78,581
55,072	Gold Fields Ltd. (ADR) †	676,835
201,004	Growthpoint Properties Ltd. #	147,543
33,091	Harmony Gold Mining Co. Ltd. (ADR) †	174,390
45,167	Impala Platinum Holdings Ltd. † #	394,090
43,398	Investec Plc (GBP) #	80,020
4,552	Kumba Iron Ore Ltd. #	135,032
82,945	Life Healthcare Group Holdings Ltd. #	84,675
25,127	Mediclinic International Plc (GBP) #	92,412
68,465	Momentum Metropolitan Holdings	63,621
16,239	Mr Price Group Ltd. #	127,872
108,079	MTN Group Ltd. † #	364,141
25,014	MultiChoice Group Ltd. #	145,098
20,098	Naspers Ltd. #	3,564,683
20,033	Nedbank Group Ltd. #	120,381
71,777	Netcare Ltd.	55,597
13,137	Northam Platinum Ltd. * #	134,086
266,161	Old Mutual Ltd. #	164,747
23,381	Pick n Pay Stores Ltd. #	65,678
52,208	Rand Merchant Investment Holdings Ltd. † #	90,621
337,104	Redefine Properties Ltd. #	48,635
35,194	Remgro Ltd. #	197,526
19,292	Resilient REIT Ltd. #	42,542
138,843	Sanlam Ltd. #	429,752
31,745	Sasol Ltd. (ADR) †	241,262
26,053	Shoprite Holdings Ltd. †	213,438
28,363	Sibanye Stillwater Ltd. (ADR)	315,964
9,927	Spar Group Ltd. #	112,884
90,223	Standard Bank Group Ltd. #	581,913
8,836	Tiger Brands Ltd. †	101,058
30,522	Vodacom Group Ltd. #	224,766
47,941	Woolworths Holdings Ltd. #	100,976
		12,679,215
United Kingdom: 6.0%
80,521	Anglo American Plc #	1,951,790
220,996	Centamin Plc #	578,047
		2,529,837
United States: 0.8%
5,582	Royal Caribbean Cruises Ltd. * †	361,323
Zimbabwe: 0.0%
32,900	Cassava Smartech Zimbabwe Ltd. * #	1,757
15,980	Delta Corp. Ltd. #	3,295
		5,052
Total Common Stocks (Cost: $39,554,557)		42,337,031
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2% (Cost: $1,340,569)
Money Market Fund: 3.2%
1,340,569	State Street Navigator Securities Lending Government Money Market Portfolio	1,340,569
Total Investments: 103.2% (Cost: $40,895,126)		43,677,600
Liabilities in excess of other assets: (3.2)%		(1,355,156)
NET ASSETS: 100.0%		$42,322,444

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,330,747.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,441,924 which represents 57.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $160,746, or 0.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	16.2%	$6,875,088
Consumer Discretionary	11.7	4,961,914
Consumer Staples	9.6	4,063,809
Energy	0.6	258,356
Financials	30.6	12,954,975
Health Care	1.0	433,983
Industrials	0.5	186,577
Materials	29.1	12,312,380
Real Estate	0.7	289,949
	100.0%	$42,337,031

VANECK VECTORS AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Australia: 1.8%
2,420,449	Incitec Pivot Ltd. † #	$3,548,942
1,146,029	Treasury Wine Estates Ltd. † #	7,368,670
		10,917,612
Brazil: 1.3%
2,410,000	Rumo SA *	8,149,562
Canada: 6.2%
967,467	Nutrien Ltd. (USD) †	37,953,730
Chile: 1.2%
217,416	Sociedad Quimica y Minera de Chile SA (ADR) †	7,048,627
China / Hong Kong: 2.1%
2,780,000	China Mengniu Dairy Co. Ltd. #	13,112,635
Denmark: 1.2%
83,319	Bakkafrost P/F (NOK) #	5,358,868
23,489	Schouw & Co. AB #	2,273,966
		7,632,834
Germany: 7.9%
747,063	Bayer AG #	46,096,965
345,692	K+S AG #	2,379,735
		48,476,700
Indonesia: 0.8%
13,031,400	Charoen Pokphand Indonesia Tbk PT #	4,988,218
Israel: 0.7%
1,248,930	Israel Chemicals Ltd. (USD) †	4,358,766
Japan: 5.8%
1,477,030	Kubota Corp. #	26,447,975
67,500	Maruha Nichiro Corp. #	1,547,857
137,600	Nippon Meat Packers, Inc. #	6,146,772
366,800	Nippon Suisan Kaisha Ltd. #	1,560,490
		35,703,094
Malaysia: 2.7%
4,414,255	IOI Corp. Bhd #	4,743,723
564,870	Kuala Lumpur Kepong Bhd #	3,095,416
924,980	PPB Group Bhd #	4,235,143
3,606,000	Sime Darby Plantation Bhd #	4,391,607
		16,465,889
Netherlands: 0.3%
140,540	OCI NV * † #	1,801,673
Norway: 5.0%
441,177	Leroy Seafood Group ASA #	2,525,517
719,154	Mowi ASA #	12,755,312
83,900	Salmar ASA * #	4,740,111
276,040	Yara International ASA #	10,588,912
		30,609,852
Russia: 0.4%
210,525	PhosAgro PJSC Reg S (GDR) #	2,530,645
Singapore: 3.0%
11,920,145	Golden Agri-Resources Ltd. #	1,247,009
5,281,051	Wilmar International Ltd. #	17,146,127
		18,393,136
Switzerland: 0.8%
12,033	Bucher Indistries AG #	4,595,046
Taiwan: 0.4%
1,345,000	Taiwan Fertilizer Co. Ltd. #	2,365,879
Thailand: 1.3%
8,865,236	Charoen Pokphand Foods (NVDR) #	7,857,693
United Kingdom: 2.9%
1,577,136	CNH Industrial NV (USD) *	12,333,203
103,459	Genus Plc #	5,140,437
		17,473,640
United States: 54.1%
83,869	AGCO Corp.	6,228,951
622,211	Archer-Daniels-Midland Co.	28,926,589
37,392	Balchem Corp.	3,650,581
181,593	Bunge Ltd.	8,298,800
231,776	CF Industries Holdings, Inc.	7,117,841
1,013,892	Corteva, Inc.	29,210,228
184,289	Darling International, Inc. *	6,639,933
199,143	Deere & Co.	44,136,063
315,320	Elanco Animal Health, Inc. *	8,806,888
170,829	FMC Corp.	18,092,499
106,515	IDEXX Laboratories, Inc. *	41,872,112
59,384	Neogen Corp. *	4,646,798
92,558	Pilgrim’s Pride Corp. *	1,385,130
28,118	Sanderson Farms, Inc.	3,317,080
527,206	The Mosaic Co.	9,632,054
129,841	Toro Co.	10,900,152
167,931	Tractor Supply Co.	24,071,230
382,647	Tyson Foods, Inc.	22,759,844
308,670	Zoetis, Inc.	51,044,758
		330,737,531
Total Common Stocks (Cost: $580,211,183)		611,172,762
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3% (Cost: $26,117,999)
Money Market Fund: 4.3%
26,117,999	State Street Navigator Securities Lending Government Money Market Portfolio	26,117,999
Total Investments: 104.2% (Cost: $606,329,182)		637,290,761
Liabilities in excess of other assets: (4.2)%		(25,946,485)
NET ASSETS: 100.0%		$611,344,276

Definitions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $36,261,307.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $210,591,343 which represents 34.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	3.9%	$24,071,230
Consumer Staples	28.9	176,422,510
Health Care	25.8	157,607,958
Industrials	18.5	112,790,952
Materials	22.9	140,280,112
	100.0%	$611,172,762

VANECK VECTORS BRAZIL SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 92.2%
Automobiles & Components: 0.8%
42,200	Mahle-Metal Leve SA Industria e Comercio	$127,369
72,700	Tupy SA	224,861
		352,230
Banks: 0.0%
1,120	Banco ABC Brasil SA (ADR) * #	2,341
Capital Goods: 2.0%
149,952	Embraer SA (ADR) †	661,288
89,302	Iochpe Maxion SA	217,852
		879,140
Consumer Durables & Apparel: 13.5%
49,850	Arezzo Industria e Comercio SA	482,354
113,800	Cia Hering SA	339,015
66,350	Construtora Tenda SA	335,300
311,150	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,287,617
89,100	Direcional Engenharia SA	214,821
151,050	Even Construtora e Incorporadora SA	299,631
166,752	EZ Tec Empreendimentos e Participacoes SA	1,046,376
227,500	Grendene SA	310,712
272,050	Grupo de Moda Soma SA *	472,317
243,100	MRV Engenharia e Participacoes SA	696,501
113,950	Vivara Participacoes SA	480,887
		5,965,531
Consumer Services: 4.1%
94,961	Arcos Dorados Holdings, Inc. (USD) *	389,340
115,000	BK Brasil Operacao E Assessoria	219,315
139,176	CVC Brasil Operadora e Agencia de Viagens SA	399,742
77,950	GAEC Educacao SA	362,135
52,175	Ser Educacional SA Reg S 144A	131,555
18,940	Vasta Platform Ltd. (USD) *	292,244
		1,794,331
Energy: 2.2%
87,400	Enauta Participacoes SA	150,649
21,600	Modec, Inc. #	336,587
77,700	Petro Rio SA *	482,728
		969,964
Food, Beverage & Tobacco: 4.7%
56,744	Adecoagro SA (USD) *	264,994
97,350	Camil Alimentos SA	215,991
266,900	Minerva SA	557,953
178,550	Sao Martinho SA	692,466
77,300	SLC Agricola SA	350,857
		2,082,261
Health Care Equipment & Services: 7.8%
250,500	Fleury SA	1,181,154
43,100	Instituto Hermes Pardini SA	174,214
262,100	Odontoprev SA	560,053
255,400	Qualicorp SA	1,545,798
		3,461,219
Insurance: 0.8%
48,300	Ambipar Participacoes e Empreendimentos SA *	251,997
63,100	Wiz Solucoes e Corretagem de Seguros SA	103,258
		355,255
Materials: 12.7%
670,150	BR Malls Participacoes SA	999,992
333,725	Duratex SA	1,065,491
51,957	ERO Copper Corp. (CAD) *	757,377
959,250	IRB Brasil Resseguros SA	1,279,364
338,944	Largo Resources Ltd. (CAD) * †	280,003
38,143	RHI Magnesita NV (GBP) * #	1,245,710
		5,627,937
Media & Entertainment: 0.4%
64,000	Smiles Fidelidade SA	158,863
Real Estate: 5.7%
151,488	Aliansce Sonae Shopping Centers SA *	639,843
226,300	BR Properties SA	362,667
26,287	FII BTG Pactual Corporate Office Fund	425,954
85,250	Iguatemi Empresa de Shopping Centers SA	466,789
285,600	JHSF Participacoes SA	355,989
47,000	Log Commercial Properties e Participacoes	251,659
		2,502,901
Retailing: 1.8%
84,500	C&A Modas Ltda.	173,336
100,750	Grupo SBF SA *	455,500
149,200	Marisa Lojas SA	184,644
		813,480
Semiconductor: 0.6%
10,314	SMART Global Holdings, Inc. (USD) *	281,985
Software & Services: 4.2%
128,549	Linx SA (ADR) †	790,576
67,600	Locaweb Servicos de Internet SA Reg S 144A *	717,541
459,966	Sonda SA #	327,754
		1,835,871
Technology Hardware & Equipment: 0.3%
10,253	Ituran Location and Control Ltd. (USD)	142,722
Telecommunication Services: 4.1%
43,400	Jereissati Participacoes SA	161,903
1,129,431	Oi SA (ADR) * †	1,637,675
		1,799,578
Transportation: 11.4%
103,461	Azul SA (ADR) * †	1,361,547
334,700	Cia de Locacao das Americas	1,415,468
96,500	Cosan Logistica SA	304,145
189,890	EcoRodovias Infraestrutura e Logistica SA	400,345
74,958	Gol Linhas Aereas Inteligentes SA (ADR) * †	457,244
147,450	Movida Participacoes SA	426,919
482,850	Santos Brasil Participacoes SA	346,496
68,350	Simpar SA	309,260
		5,021,424
Utilities: 15.1%
227,540	AES Tiete Energia SA	593,981
240,937	Alupar Investimento SA	993,196
69,496	Cia de Saneamento de Minas Gerais SA	578,277
331,350	Cia de Saneamento do Parana	1,501,014
190,000	Light SA	490,571
95,500	Omega Geracao SA	622,564
377,750	Transmissora Alianca de Energia Eletrica SA	1,880,712
		6,660,315
Total Common Stocks (Cost: $44,833,972)		40,707,348
PREFERRED STOCKS: 7.6%
Banks: 0.5%
82,450	Banco ABC Brasil SA, 4.69%	172,361
79,800	Banco BMG SA Reg S 144A, 5.36%	66,217
		238,578
Capital Goods: 1.5%
484,509	Marcopolo SA, 4.40%	231,216
198,550	Randon Implementos e Participacoes SA, 1.86%	430,270
		661,486
Financials: 1.0%
211,000	Banco do Estado do Rio Grande do Sul SA, 11.21%	448,233
Materials: 2.8%
609,700	Metalurgica Gerdau SA, 1.41%	1,020,527
46,127	Unipar Carbocloro SA, 1.56%	228,668
		1,249,195
Utilities: 1.8%
155,000	Cia Energetica de Sao Paulo, 6.55%	779,706
Total Preferred Stocks (Cost: $2,577,855)		3,377,198
WARRANTS: 0.1% (Cost: $0)
Consumer Services: 0.1%
32,726	CVC Brasil Operadora e Agencia de Viagens SA (BRL 12.84, expiring 01/29/21) * #	28,787
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $47,411,827)		44,113,333
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.9% (Cost: $3,067,209)
Money Market Fund: 6.9%
3,067,209	State Street Navigator Securities Lending Government Money Market Portfolio	3,067,209
Total Investments: 106.8% (Cost: $50,479,036)		47,180,542
Liabilities in excess of other assets: (6.8)%		(3,015,151)
NET ASSETS: 100.0%		$44,165,391

Definitions:

ADR	American Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,671,147.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,941,179 which represents 4.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $915,313, or 2.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	1.0%	$434,991
Consumer Discretionary	20.3	8,954,359
Consumer Staples	4.7	2,082,261
Energy	2.2	969,964
Financials	5.3	2,340,434
Health Care	7.3	3,209,222
Industrials	19.5	8,584,885
Information Technology	5.1	2,260,578
Materials	10.4	4,597,776
Real Estate	7.3	3,238,842
Utilities	16.9	7,440,021
	100.0%	$44,113,333

VANECK VECTORS CHINA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.5%
Automobiles & Components: 0.2%
27,900	Beijing Chunlizhengda Medical Instruments Co. Ltd. * #	$67,470
Banks: 0.1%
44,200	Xinlong Holding Group Co. Ltd. *	27,648
Capital Goods: 3.7%
18,400	Anhui Guangxin Agrochemical Co. Ltd. * #	24,540
41,800	Anhui Heli Co. Ltd. #	41,417
10,800	Anhui Sunhere Pharmaceutical Excipients Co. Ltd. #	20,021
25,200	Beijing Aerospace Changfeng Co. Ltd. #	29,584
312,000	Easyhome New Retail Group Co. Ltd. #	194,949
46,000	Harbin Boshi Automation Co. Ltd. #	42,367
59,000	JA Solar Technology Co. Ltd. * #	154,476
56,800	Jiangsu Changbao Steeltube Co. Ltd. #	20,398
30,832	Jiangsu Hengli Hydraulic Co. Ltd. #	163,000
16,000	Kemen Noodle Manufacturing Co. Ltd. #	24,274
9,700	Nanhua Instruments Co. Ltd. #	11,975
11,000	Nanxing Machinery Co. Ltd. #	16,783
27,000	Ningbo Orient Wires & Cables Co. Ltd. #	48,286
11,800	Puyang Huicheng Electronic Material Co. Ltd. #	18,293
22,000	Qingdao Tianneng Heavy Industries Co. Ltd. #	29,163
10,400	Riyue Heavy Industry Co. Ltd. #	17,407
34,800	Sanquan Food Co. Ltd. #	89,457
8,600	SEC Electric Machinery Co. Ltd. #	8,894
18,400	Shanghai Hanbell Precise Machinery Co. Ltd. #	16,621
16,200	Shanghai Huaming Intelligent Terminal Equipment Co. Ltd. #	27,568
51,600	Shanghai Liangxin Electrical Co. Ltd.	101,203
20,200	Shenzhen FRD Science & Technology Co. Ltd. #	37,541
46,800	Sieyuan Electric Co. Ltd. #	82,640
5,600	Tibet Cheezheng Tibetan Medicine Co. Ltd. #	10,510
57,000	Xinjiang Tianshan Cement Co. Ltd. #	73,511
15,404	Zhejiang Dingli Machinery Co. Ltd. #	112,919
		1,417,797
Commercial & Professional Services: 0.7%
38,500	A-Living Services Co. Ltd. Reg S 144A #	98,487
68,000	Ever Sunshine Lifestyle Services Group Ltd. Reg S #	67,685
21,200	Midea Real Estate Holding Ltd. Reg S 144A † #	25,302
20,000	S-Enjoy Service Group Co. Ltd. #	25,904
27,760	Zhejiang Weiming Environment Protection Co. Ltd. #	45,297
		262,675
Consumer Durables & Apparel: 0.6%
22,400	Goldcard Smart Group Co. Ltd. #	24,297
11,800	Healthcare Co. Ltd. * #	23,765
9,800	Ningbo Peacebird Fashion Co. Ltd. #	19,740
17,800	Shanghai Yaoji Technology Co. Ltd. #	39,484
8,000	Shenzhen Bingchuan Network Co. Ltd. #	18,494
46,200	Suzhou TA&A Ultra Clean Technology Co. Ltd. #	52,252
38,600	Zhejiang Meida Industrial Co. Ltd. #	52,228
		230,260
Consumer Services: 0.0%
28,600	Shanghai Chuangli Group Co. Ltd. #	15,575
Diversified Financials: 0.1%
9,252	360 DigiTech, Inc. (ADR) * †	55,234
Energy: 0.8%
74,200	Beijing Lier High-Temperature Materials Co. Ltd. #	32,271
18,000	Guangzhou Wondfo Biotech Co. Ltd. #	110,367
18,600	Nanning Sugar Industry Co. Ltd. * #	11,275
31,400	Ningbo Donly Co. Ltd. #	12,745
202,400	Shaanxi Coal Industry Co. Ltd. #	125,672
36,000	Zhejiang Kingland Pipeline & Technologies Co. Ltd. #	20,758
		313,088
Food, Beverage & Tobacco: 24.0%
40,400	Angel Yeast Co. Ltd. #	182,165
6,000	Binjiang Service Group Co. Ltd. Reg S #	6,217
13,600	Chongqing Brewery Co. Ltd. #	103,686
39,200	Chongqing Fuling Zhacai Group Co. Ltd. #	136,442
59,880	Foshan Haitian Flavouring and Food Co. Ltd. #	718,015
40,600	Fujian Sunner Development Co. Ltd. #	65,705
22,800	Guangdong Guanghong Holdings Co. Ltd. #	12,760
274,186	Henan Shuanghui Investment & Development Co. Ltd. #	1,072,863
117,800	Huaxin Cement Co. Ltd. #	219,490
26,600	Hunan Haili Chemical Industry Co. Ltd. * #	19,180
439,232	Inner Mongolia Yili Industrial Group Co. Ltd. #	1,251,268
137,400	Jiangxi Zhengbang Technology Co. Ltd. #	184,689
18,600	JiuGui Liquor Co. Ltd. #	113,329
31,600	Liaoning Wellhope Agri-Tech JSC Ltd. #	31,326
60,656	Luzhou Laojiao Co. Ltd. #	644,488
107,360	Muyuan Foodstuff Co. Ltd. #	587,588
149,800	NanJi E-Commerce Co. Ltd. #	190,907
10,400	Neway Valve Suzhou Co. Ltd. #	11,803
27,880	Qianhe Condiment and Food Co. Ltd. #	77,292
79,400	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. #	71,812
34,400	Shanghai Kehua Bio-Engineering Co. Ltd. #	46,149
21,520	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. #	315,538
98,400	Tech-Bank Food Co. Ltd. * #	118,305
476,582	Wens Foodstuffs Group Co. Ltd. #	688,541
112,460	Wuliangye Yibin Co. Ltd. #	1,839,789
110,400	WUS Printed Circuit Kunshan Co. Ltd. #	153,923
40,000	Yihai International Holding Ltd.#	314,142
		9,177,412
Health Care Equipment & Services: 4.5%
44,000	AK Medical Holdings Ltd. Reg S 144A #	56,619
25,200	Andon Health Co. Ltd. * #	19,414
23,200	Beijing Wandong Medical Technology Co. Ltd. #	23,370
43,000	Blue Sail Medical Co. Ltd. #	76,401
57,000	C&S Paper Co. Ltd. #	90,350
47,400	Dian Diagnostics Group Co. Ltd. #	138,923
141,200	Guangdong Baolihua New Energy Stock Co. Ltd. #	66,749
10,400	Guangdong Biolight Meditech Co. Ltd. #	26,791
59,500	Jafron Biomedical Co. Ltd. #	312,668
19,600	Jiang Xi Sanxin Medtec Co. Ltd. #	24,383
61,000	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	147,663
14,600	Jinlei Technology Co. Ltd. #	33,840
108,140	Lepu Medical Technology Beijing Co. Ltd. #	269,379
12,800	Nantong Acetic Acid Chemical Co. Ltd. #	15,543
5,000	Ningbo David Medical Device Co. Ltd. #	6,842
31,700	Ovctek China, Inc. #	145,772
16,800	Topchoice Medical Corp. * #	265,477
20,160	Well Lead Medical Co. Ltd. #	21,241
		1,741,425
Household & Personal Products: 0.4%
137,400	Kingfa Sci & Tech Co. Ltd. #	160,229
Insurance: 0.1%
25,000	Zhejiang Jianfeng Group Co. Ltd. #	28,070
Materials: 11.7%
33,200	ABA Chemicals Corp. #	18,718
207,000	Anhui Conch Cement Co. Ltd. #	847,639
7,400	Chengdu Guibao Science & Technology Co. Ltd. #	7,475
1,616,000	China Life Insurance Co. Ltd. #	1,831,727
110,000	China Medical System Holdings Ltd. #	60,859
30,000	Chongqing Zaisheng Technology Corp. Ltd. #	32,557
184,940	Citic Pacific Special Steel Group Co. Ltd. #	225,813
23,400	Eoptolink Technology, Inc. Ltd. #	111,433
32,200	Fujian Green Pine Co. Ltd.	60,022
27,000	Gansu Shangfeng Cement Co. Ltd. #	48,189
14,800	Guangdong Kinlong Hardware Products Co. Ltd. #	141,726
57,000	Guangdong Tapai Group Co. Ltd. #	58,553
23,000	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. #	70,497
6,480	Hailir Pesticides and Chemicals Group Co. Ltd. #	10,716
14,200	Hangzhou Boiler Group Co. Ltd. #	9,242
13,600	Huangshan Novel Co. Ltd. #	11,118
16,400	Jiangsu Wujin Stainless Steel Pipe Group Co. Ltd. #	10,787
16,000	Jiangsu Yangnong Chemical Co. Ltd. #	103,666
37,800	Jiangxi Wannianqing Cement Co. Ltd. #	42,594
27,200	Liaoning Fu-An Heavy Industry Co. Ltd. #	23,722
19,200	Limin Group Co. Ltd. #	20,373
21,600	Ningxia Building Materials Group Co. Ltd. #	23,359
28,800	Ocean’s King Lighting Science & Technology Co. Ltd. #	15,050
15,600	Qingdao Gon Technology Co. Ltd. #	38,480
13,000	Shandong Head Co. Ltd. #	34,002
27,600	Shandong Xiantan Co. Ltd. #	25,388
27,800	Shangdong Lubei Chemical Co. Ltd. * #	14,582
29,000	Shanghai Bairun Investment Holding Group Co. Ltd. #	136,837
51,000	Shanghai Taisheng Wind Power Equipment Co. Ltd. #	28,030
53,400	Shenzhen Beauty Star Co. Ltd. #	51,181
212,000	West China Cement Ltd. #	15,688
14,600	Xinjiang Yilite Industry Co. Ltd. #	19,853
35,200	Yonggao Co. Ltd. #	19,847
34,200	Zhejiang Double Arrow Rubber Co. Ltd. #	23,801
289,200	Zhejiang Huafeng Spandex Co. Ltd. #	155,904
45,600	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. #	103,882
42,400	Zhejiang JIULI Hi-Tech Metals Co. Ltd. #	26,763
		4,480,073
Media & Entertainment: 11.2%
131,400	Addsino Co. Ltd. #	206,656
39,600	Edan Instruments, Inc. #	65,483
7,200	Hangzhou Electronic Soul Network Technology Co. Ltd. #	20,837
8,162	NetEase, Inc. (ADR)	1,855,508
237,600	Ourpalm Co. Ltd. * #	119,968
47,000	Rongan Property Co. Ltd. #	9,778
49,400	Shijiazhuang Yiling Pharmaceutical Co. Ltd. #	98,034
55,600	Tencent Holdings Ltd. #	1,877,718
3,986	WiMi Hologram Cloud, Inc. (ADR) *	11,101
		4,265,083
Pharmaceuticals / Biotechnology: 12.4%
54,600	Apeloa Pharmaceutical Co. Ltd. #	96,239
30,600	Changchun High & New Technology Industry Group, Inc. #	835,927
86,800	Chongqing Zhifei Biological Products Co. Ltd. #	893,579
118,000	Country Garden Services Holdings Co. Ltd. #	383,176
54,400	Da An Gene Co. Ltd. of Sun Yat-Sen University #	140,853
51,200	Gansu Qilianshan Cement Group Co. Ltd. #	57,489
209,950	Jiangsu Hengrui Medicine Co. Ltd. #	1,394,715
38,600	Jiangxi Fushine Pharmaceutical Co. Ltd. #	50,193
122,000	Powerlong Real Estate Holdings Ltd. #	45,986
23,200	Shandong Wohua Pharmaceutical Co. Ltd. #	15,944
39,600	Shanghai Tongji Science & Technology Industrial Co. Ltd. #	27,304
29,200	Tianjin Ringpu Bio-Technology Co. Ltd.	43,824
92,600	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	272,124
42,000	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Reg S 144A † #	26,853
92,200	Yifan Pharmaceutical Co. Ltd. #	170,407
37,600	ZheJiang Dali Technology Co. Ltd.	69,119
95,000	Zhejiang NHU Co. Ltd. #	209,468
		4,733,200
Real Estate: 3.8%
124,000	Central China New Life Ltd. Reg S #	68,788
9,756	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. #	107,981
40,000	China Kepei Education Group Ltd. Reg S #	15,565
6,000	Kaisa Prosperity Holdings Ltd. Reg S † #	9,124
463,800	Sany Heavy Industry Co. Ltd. #	854,932
61,600	Seazen Holdings Co. Ltd. #	159,509
33,200	Shenzhen Changhong Technology Co. Ltd. * #	50,039
18,400	Shenzhen Properties & Resources Development Group Ltd. #	24,278
8,400	Sichuan Languang Justbon Services Group Co. Ltd. Reg S † #	23,796
5,600	Wuxi Xinje Electric Co. Ltd. #	34,743
243,800	Youngor Group Co. Ltd. #	122,806
		1,471,561
Retailing: 10.4%
13,860	Alibaba Group Holding Ltd. (ADR) *	2,037,281
49,604	JD.com, Inc. (ADR) *	1,924,883
		3,962,164
Semiconductor: 2.9%
116,000	Logan Group Co. Ltd. #	92,290
174,966	LONGi Green Energy Technology Co. Ltd. #	971,351
13,000	Shandong Dawn Polymer Co. Ltd.	26,819
		1,090,460
Software & Services: 1.9%
196,000	Chinasoft International Ltd. #	71,555
27,400	Global Infotech Co. Ltd. #	34,765
68,940	Hundsun Technologies, Inc. #	503,473
81,232	Joincare Pharmaceutical Group Industry Co. Ltd. #	102,390
		712,183
Technology Hardware & Equipment: 9.5%
53,200	Beijing Kunlun Tech Co. Ltd. #	102,629
10,400	Beijing Wanji Technology Co. Ltd. #	34,104
24,800	Biem.L.Fdlkk Garment Co. Ltd. #	30,692
53,000	BYD Electronic International Co. Ltd. † #	134,489
23,000	Fujian Torch Electron Technology Co. Ltd. #	78,308
332,210	Luxshare Precision Industry Co. Ltd. #	1,407,662
30,600	Shanghai Baosight Software Co. Ltd. #	163,830
21,600	Shanghai Kindly Enterprise Development Group Co. Ltd. #	26,906
79,200	Shenzhen Sunway Communication Co. Ltd. #	320,580
56,200	Sunny Optical Technology Group Co. Ltd. #	436,461
8,800	Tangshan Huizhong Instrumentation Co. Ltd. #	10,521
108,000	Tianjin Jinbin Development Co. Ltd. * #	20,249
57,000	Wuhan Guide Infrared Co. Ltd. #	145,465
21,200	Xiamen Jihong Technology Co. Ltd. #	65,429
332,000	Xinyi Solar Holdings Ltd. #	264,647
54,652	Yantai Eddie Precision Machinery Co. Ltd. #	236,920
64,200	Yantai Jereh Oilfield Services Group Co. Ltd. #	141,719
		3,620,611
Utilities: 0.5%
87,000	GCL Energy Technology Co. Ltd. * #	33,911
31,000	Luenmei Quantum Co. Ltd. #	29,573
150,920	Yintai Gold Co. Ltd. #	117,659
		181,143
Total Common Stocks (Cost: $32,302,107)		38,013,361
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1% (Cost: $33,792)
Money Market Fund: 0.1%
33,792	State Street Navigator Securities Lending Government Money Market Portfolio	33,792
Total Investments: 99.6% (Cost: $32,335,899)		38,047,153
Other assets less liabilities: 0.4%		148,747
NET ASSETS: 100.0%		$38,195,900

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $259,180.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,800,719 which represents 83.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $207,261, or 0.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	10.9%	$4,144,126
Consumer Discretionary	12.3	4,688,732
Consumer Staples	20.9	7,940,110
Energy	1.1	411,261
Financials	0.2	83,304
Health Care	16.2	6,152,134
Industrials	9.2	3,515,815
Information Technology	14.5	5,460,204
Materials	10.8	4,118,406
Real Estate	3.6	1,369,036
Utilities	0.3	130,233
	100.0%	$38,013,361

VANECK VECTORS CHINAAMC SME-CHINEXT ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 2.3%
53,722	Byd Co. Ltd. #	$926,462
Banks: 2.3%
175,332	Bank of Ningbo Co. Ltd. #	816,769
189,000	Qingdao Rural Commercial Bank Corp. #	140,571
		957,340
Capital Goods: 10.2%
117,200	AVIC Electromechanical Systems Co. Ltd. #	198,816
54,000	Contemporary Amperex Technology Co. Ltd. #	1,677,456
79,596	Eve Energy Co. Ltd. #	584,850
56,770	Han’s Laser Technology Co. Ltd. #	276,832
73,590	Shenzhen Inovance Technology Co. Ltd. #	631,389
78,722	Siasun Robot & Automation Co. Ltd. * #	168,853
165,830	Xinjiang Goldwind Science and Technology Co. Ltd. #	251,185
117,124	Zhejiang Sanhua Intelligent Controls Co. Ltd. #	387,343
		4,176,724
Commercial & Professional Services: 0.3%
105,263	Beijing Originwater Technology Co. Ltd. #	135,460
Consumer Durables & Apparel: 1.4%
30,980	Hangzhou Robam Appliances Co. Ltd. #	150,040
108,176	NavInfo Co. Ltd. #	235,743
44,900	Zhejiang Semir Garment Co. Ltd. #	53,332
10,623	Zhejiang Supor Co. Ltd. #	123,961
		563,076
Consumer Services: 1.8%
47,000	Offcn Education Technology Co. Ltd. #	226,640
91,621	Songcheng Performance Development Co. Ltd. #	247,480
35,000	Wuxi Lead Intelligent Equipment Co. Ltd. #	251,450
		725,570
Diversified Financials: 6.6%
62,300	China Great Wall Securities Co. Ltd. #	120,590
437,398	East Money Information Co. Ltd. #	1,557,837
168,380	First Capital Securities Co. Ltd. #	277,630
141,443	Guoyuan Securities Co. Ltd. #	282,092
13,500	Hithink RoyalFlush Information Network Co. Ltd. #	320,457
117,154	Western Securities Co. Ltd. #	164,917
		2,723,523
Food, Beverage & Tobacco: 8.8%
36,000	Fujian Sunner Development Co. Ltd. #	116,521
46,000	Guangdong Haid Group Co. Ltd. #	416,811
321,460	Guangdong Wens Foodstuffs Group Co. Ltd. #	928,858
36,138	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. #	667,784
87,000	Jiangxi Zhengbang Technology Co. Ltd. #	233,886
114,200	Muyuan Foodstuff Co. Ltd. #	1,250,047
		3,613,907
Health Care Equipment & Services: 9.1%
112,011	Aier Eye Hospital Group Co. Ltd. #	851,881
26,100	Jafron Biomedical Co. Ltd. #	274,307
38,920	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. #	188,428
75,213	Lepu Medical Technology Beijing Co. Ltd. #	374,714
165,916	Meinian Onehealth Healthcare Holdings Co. Ltd. * #	347,886
27,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. #	1,393,138
108,066	Winning Health Technology Group Co. Ltd. #	311,106
		3,741,460
Household & Personal Products: 0.4%
50,300	By-health Co. Ltd. #	156,318
Materials: 4.1%
70,269	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. #	561,436
49,800	Jiangxi Ganfeng Lithium Co. Ltd. #	401,114
68,000	Lomon Billions Group Co. Ltd. #	234,587
108,400	Rongsheng Petrochemical Co. Ltd. #	300,790
61,076	Tianqi Lithium Industries, Inc. * #	180,274
		1,678,201
Media & Entertainment: 6.5%
67,942	Beijing Enlight Media Co. Ltd. #	167,341
718,784	Focus Media Information Technology Co. Ltd. #	858,474
34,480	Giant Network Group Co. Ltd. #	98,272
37,970	Mango Excellent Media Co. Ltd. #	378,709
67,050	Perfect World Co. Ltd. #	330,243
61,750	Wanda Film Holding Co. Ltd. * #	162,777
76,800	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. #	451,385
159,060	Zhejiang Century Huatong Group Co. Ltd. * #	224,218
		2,671,419
Pharmaceuticals / Biotechnology: 11.3%
8,500	Asymchem Laboratories Tianjin Co. Ltd. #	331,194
10,900	BGI Genomics Co. Ltd. #	232,172
17,500	Chengdu Kanghong Pharmaceutical Group Co. Ltd. #	117,776
36,246	Chongqing Zhifei Biological Products Co. Ltd. #	746,283
34,000	Hangzhou Tigermed Consulting Co. Ltd. #	517,898
68,237	Hualan Biological Engineering, Inc. #	574,758
11,300	Pharmaron Beijing Co. Ltd. #	173,669
132,963	Shanghai RAAS Blood Products Co. Ltd. #	161,622
19,500	Shenzhen Kangtai Biological Products Co. Ltd. #	524,739
61,098	Sichuan Kelun Pharmaceutical Co. Ltd. #	200,724
96,100	Walvax Biotechnology Co. Ltd. #	723,039
75,670	Zhejiang NHU Co. Ltd. #	333,693
		4,637,567
Real Estate: 0.3%
119,900	RiseSun Real Estate Development Co. Ltd. #	135,356
Retailing: 0.8%
228,738	Suning Commerce Group Co. Ltd. #	307,598
Semiconductor: 1.0%
119,020	Tianjin Zhonghuan Semiconductor Joint-Stock Co. Ltd. #	390,190
Software & Services: 5.6%
105,450	Anhui USTC iFlytek Co. Ltd. #	535,244
21,190	Beijing Shiji Information Technology Co. Ltd. #	120,248
71,800	Beijing Sinnet Technology Co. Ltd. #	237,688
126,158	DHC Software Co. Ltd. #	190,413
60,575	Glodon Software Co. Ltd. #	653,762
11,000	Sangfor Technologies, Inc. #	344,308
45,115	Venustech Group, Inc. #	230,654
		2,312,317
Technology Hardware & Equipment: 23.4%
18,900	Avary Holding Shenzhen Co. Ltd. #	160,709
36,561	AVIC Jonhon Optronic Technology Co. Ltd. #	250,426
70,100	Chaozhou Three-Circle Group Co. Ltd. #	299,668
140,116	GoerTek, Inc. #	840,774
129,200	Guangdong LY Intelligent Manufacturing Co. Ltd. #	214,833
109,000	Guangzhou Haige Communications Group, Inc. Co. #	188,790
20,400	Guangzhou Shiyuan Electronic Technology Co. Ltd. #	293,835
230,795	Hangzhou Hikvision Digital Technology Co. Ltd. #	1,303,724
76,468	Lens Technology Co. Ltd. #	365,973
279,182	Luxshare Precision Industry Co. Ltd. #	2,365,937
2,960	Maxscend Microelectronics Co. Ltd. #	165,493
14,300	NAURA Technology Group Co. Ltd. #	338,655
128,462	OFILM Group Co. Ltd. #	275,165
10,820	Shennan Circuits Co. Ltd. #	187,575
53,501	Shenzhen Sunway Communication Co. Ltd. #	433,114
73,700	Suzhou Dongshan Precision Manufacturing Co. Ltd. #	290,155
26,200	Unigroup Guoxin Microelectronics Co. Ltd. #	462,987
78,000	WUS Printed Circuit Kunshan Co. Ltd. #	217,500
16,900	Yealink Network Technology Corp. Ltd. #	150,755
24,100	Yunnan Energy New Material Co. Ltd. #	327,755
110,005	Zhejiang Dahua Technology Co. Ltd. #	334,646
17,900	Zhongji Innolight Co. Ltd. #	133,424
		9,601,893
Transportation: 3.6%
99,200	SF Holding Co. Ltd. #	1,194,396
35,200	STO Express Co. Ltd. #	78,478
71,124	Yunda Holding Co. Ltd. #	196,722
		1,469,596
Utilities: 0.2%
177,300	CGN Power Co. Ltd. #	75,205
Total Common Stocks (Cost: $24,031,987)		40,999,182
Liabilities in excess of other assets: (0.0)%		(7,404)
NET ASSETS: 100.0%		$40,991,778

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $40,999,182 which represents 100.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.5%	$2,671,419
Consumer Discretionary	6.2	2,522,706
Consumer Staples	9.2	3,770,225
Financials	9.0	3,680,863
Health Care	20.4	8,379,027
Industrials	14.1	5,781,780
Information Technology	30.0	12,304,400
Materials	4.1	1,678,201
Real Estate	0.3	135,356
Utilities	0.2	75,205
	100.0%	$40,999,182

VANECK VECTORS COAL ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 23.0%
712,434	Aurizon Holdings Ltd. #	$2,193,239
1,135,558	Coronado Global Resources, Inc. Reg S 144A #	790,691
988,899	New Hope Corp. Ltd. † #	922,313
109,323	Washington H. Soul Pattinson & Co. Ltd. † #	1,858,279
1,121,494	Whitehaven Coal Ltd. † #	849,838
		6,614,360
Canada: 12.3%
188,447	Teck Resources Ltd. (USD)	2,623,182
82,066	Westshore Terminals Investment Corp. †	934,474
		3,557,656
China / Hong Kong: 21.3%
4,976,095	China Coal Energy Co. Ltd. #	1,219,063
1,133,408	China Shenhua Energy Co. Ltd. #	2,034,296
29,780,000	National United Resources Holdings Ltd. * # ∞	4
1,184,000	Sany Heavy Equipment International Holdings Co. Ltd. #	700,156
4,410,067	Shougang Fushan Resources Group Ltd. #	948,170
1,646,000	Yanzhou Coal Mining Co. Ltd. #	1,230,055
		6,131,744
Indonesia: 20.1%
18,740,015	Adaro Energy Tbk PT #	1,439,350
939,652	Indo Tambangraya Megah Tbk PT #	517,539
9,019,200	Tambang Batubara Bukit Asam Tbk PT #	1,203,067
2,376,100	Transcoal Pacific Tbk PT #	838,870
1,173,400	United Tractors Tbk PT #	1,802,851
		5,801,677
Philippines: 2.2%
3,029,930	Semirara Mining and Power Corp. #	624,757
Poland: 2.9%
125,544	Jastrzebska Spolka Weglowa SA * #	836,568
Russia: 1.3%
233,950	Raspadskaya OJSC #	365,541
South Africa: 4.4%
171,027	Exxaro Resources Ltd. † #	1,272,404
Thailand: 4.3%
6,790,389	Banpu PCL (NVDR) #	1,252,630
United States: 8.3%
17,275	Arch Resources, Inc.	733,842
106,201	SunCoke Energy, Inc.	363,207
76,394	Warrior Met Coal, Inc.	1,304,809
		2,401,858
Total Common Stocks (Cost: $40,909,355)		28,859,195
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.1% (Cost: $887,621)
Money Market Fund: 3.1%
887,621	State Street Navigator Securities Lending Government Money Market Portfolio	887,621
Total Investments: 103.2% (Cost: $41,796,976)		29,746,816
Liabilities in excess of other assets: (3.2)%		(924,787)
NET ASSETS: 100.0%		$28,822,029

Definitions:

NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,067,408.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $22,899,681 which represents 79.5% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $790,691, or 2.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	58.8%	$16,960,284
Industrials	16.2	4,666,743
Materials	25.0	7,232,168
	100.0%	$28,859,195

VANECK VECTORS EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Banks: 8.0%
392,447	Commercial International Bank Egypt SAE (GDR) #	$1,682,171
Capital Goods: 4.3%
2,072,602	El Sewedy Electric Co. #	902,166
Consumer Durables & Apparel: 2.8%
1,582,592	Oriental Weavers #	593,965
Consumer Services: 4.4%
1,123,988	Cairo Investment & Real Estate Development Co. SAE #	927,878
Diversified Financials: 13.0%
2,617,399	CI Capital Holding for Financial Investments * #	549,509
283,167	Egyptian Financial Group-Hermes Holding Co. Reg S (GDR) #	438,909
927,285	Egyptian Financial Group-Hermes Holding SAE * #	808,091
2,108,283	Pioneers Holding * #	530,585
3,847,143	Qalaa Holdings SAE * #	383,766
		2,710,860
Food, Beverage & Tobacco: 10.7%
1,890,976	Eastern Co. SAE #	1,446,531
1,971,226	Juhayna Food Industries #	794,842
		2,241,373
Health Care Equipment & Services: 9.8%
3,529,431	Cleopatra Hospital *	1,119,743
1,990,715	Ibnsina Pharma SAE #	921,576
		2,041,319
Materials: 17.8%
1,843,839	Alexandria Mineral Oils Co. #	306,601
347,916	Centamin Plc (GBP) #	910,024
1,569,276	Egyptian Kuwaiti Holding Co. (USD) #	1,678,210
904,872	Ezz Steel Co. SAE * #	447,741
699,559	Sidi Kerir Petrochemcials Co. #	380,433
		3,723,009
Real Estate: 22.3%
2,802,111	Emaar Misr for Development SAE * #	443,506
1,778,993	Heliopolis Housing #	663,977
3,906,111	Medinet Nasr Housing #	796,840
7,121,457	Palm Hills Developments SAE #	641,620
913,940	Six of October Development & Investment Co. #	731,165
3,431,870	Talaat Moustafa Group #	1,383,970
		4,661,078
Telecommunication Services: 6.9%
11,982,603	Orascom Telecom Media and Technology Holding SAE * #	425,018
1,373,763	Telecom Egypt #	1,021,077
		1,446,095
Total Common Stocks (Cost: $20,944,799)		20,929,914
Liabilities in excess of other assets: (0.0)%		(6,231)
NET ASSETS: 100.0%		$20,923,683

Definitions:

GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $19,810,171 which represents 94.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector	% of Investments	Value
Communication Services	6.9%	$1,446,095
Consumer Discretionary	7.3	1,521,843
Consumer Staples	10.7	2,241,373
Financials	21.0	4,393,031
Health Care	9.7	2,041,319
Industrials	4.3	902,166
Materials	17.8	3,723,009
Real Estate	22.3	4,661,078
	100.0%	$20,929,914

VANECK VECTORS GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 14.8%
97,074,600	Evolution Mining Ltd. ‡ #	$405,805,667
49,992,754	Gold Road Resources Ltd. ‡ * #	52,709,093
39,166,033	Newcrest Mining Ltd. #	888,745,110
42,097,622	Northern Star Resources Ltd. ‡ † #	417,438,231
35,363,884	OceanaGold Corp. (CAD) ‡ * †	54,273,601
66,919,696	Perseus Mining Ltd. ‡ * #	66,443,311
45,933,626	Ramelius Resources Ltd. ‡ #	69,422,843
28,985,695	Regis Resources Ltd. ‡ † #	105,443,304
62,717,489	Resolute Mining Ltd. ‡ * #	42,437,866
62,929,750	Saracen Mineral Holdings Ltd. ‡ * #	236,734,661
50,063,608	Silver Lake Resources Ltd. ‡ * #	84,095,122
39,971,092	St. Barbara Ltd. ‡ #	86,440,469
		2,509,989,278
Canada: 54.3%
10,838,545	Agnico-Eagle Mines Ltd. (USD)	862,856,567
22,239,060	Alamos Gold, Inc. (USD) ‡	195,926,119
59,387,301	B2Gold Corp. (USD) ‡ †	387,205,202
70,435,239	Barrick Gold Corp. (USD)	1,979,934,568
16,733,077	Centerra Gold, Inc. ‡	194,044,816
10,278,182	Dundee Precious Metals, Inc. ‡	73,407,341
9,893,084	Eldorado Gold Corp. (USD) ‡ *	104,372,036
13,695,361	Equinox Gold Corp. (USD) ‡ * †	160,372,677
12,182,677	First Majestic Silver Corp. (USD) ‡ * †	115,979,085
10,453,040	Fortuna Silver Mines, Inc. (USD) ‡ * †	66,481,334
7,549,968	Franco-Nevada Corp. (USD) †	1,053,824,533
26,918,896	IAMGOLD Corp. (USD) ‡ *	103,099,372
12,105,430	K92 Mining, Inc. ‡ * †	62,894,766
71,478,754	Kinross Gold Corp. (USD) ‡ *	630,442,610
15,235,237	Kirkland Lake Gold Ltd. ‡ †	741,374,063
38,406,837	New Gold, Inc. (USD) ‡ *	65,291,623
9,411,479	Osisko Gold Royalties Ltd. (USD) ‡	111,337,797
11,940,062	Pan American Silver Corp. (USD) ‡ †	383,872,993
10,606,312	Pretium Resources, Inc. (USD) ‡ * †	136,185,046
10,852,348	Sandstorm Gold Ltd. (USD) ‡ * †	91,593,817
9,911,003	Silvercorp Metals, Inc. (USD) ‡ †	71,755,662
5,211,900	SSR Mining, Inc. *	96,961,044
7,231,689	SSR Mining, Inc. (USD) *	135,015,634
9,519,509	Teranga Gold Corp. ‡ * †	100,059,073
4,859,373	Torex Gold Resources, Inc. ‡ *	68,502,335
7,893,194	Wesdome Gold Mines Ltd. ‡ *	74,278,457
17,761,024	Wheaton Precious Metals Corp. (USD)	871,533,448
54,068,623	Yamana Gold, Inc. (USD) ‡	307,109,779
		9,245,711,797
China / Hong Kong: 2.3%
148,263,500	Zhaojin Mining Industry Co. Ltd. ‡ #	182,347,538
325,982,000	Zijin Mining Group Ltd. ‡ #	208,384,267
		390,731,805
Monaco: 1.4%
9,264,399	Endeavour Mining Corp. (CAD) ‡ * †	229,919,391
Peru: 1.0%
14,414,794	Cia de Minas Buenaventura SAA (ADR) ‡ †	176,148,783
Russia: 0.5%
20,674,746	Highland Gold Mining Ltd. (GBP) ‡ #	80,013,965
South Africa: 8.7%
23,682,039	AngloGold Ashanti Ltd. (ADR) ‡	624,732,189
4,912,129	DRDGOLD Ltd. (ADR) †	58,208,729
50,186,505	Gold Fields Ltd. (ADR) ‡ †	616,792,146
34,268,018	Harmony Gold Mining Co. Ltd. (ADR) ‡ * †	180,592,455
		1,480,325,519
United Kingdom: 1.0%
65,675,409	Centamin Plc ‡ #	171,783,501
United States: 16.0%
13,847,929	Coeur Mining, Inc. ‡ *	102,197,716
30,042,353	Hecla Mining Co. ‡	152,615,153
31,812,932	Newmont Mining Corp.	2,018,530,535
3,726,586	Royal Gold, Inc. ‡	447,823,840
		2,721,167,244
Total Common Stocks (Cost: $11,833,149,581)		17,005,791,283
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.6% (Cost: $106,327,917)
Money Market Fund: 0.6%
106,327,917	State Street Navigator Securities Lending Government Money Market Portfolio	106,327,917
Total Investments: 100.6% (Cost: $11,939,477,498)		17,112,119,200
Liabilities in excess of other assets: (0.6)%		(94,278,588)
NET ASSETS: 100.0%		$17,017,840,612

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $308,142,623.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,098,244,948 which represents 18.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	0.4%	$62,894,766
Gold	89.8	15,280,658,842
Silver	9.8	1,662,237,675
	100.0%	$17,005,791,283

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2020 is set forth below:

Affiliates	Value 12/31/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20
Alacer Gold Corp.	$98,668,191	$23,479,339	$(87,443,813)	$6,398,657	$—	$(41,102,374)	$—
Alamos Gold, Inc.	148,183,745	54,159,487	(61,797,548)	12,578,202	1,001,277	42,802,233	195,926,119
AngloGold Ashanti Ltd.	583,793,728	179,987,247	(211,358,957)	67,769,516	2,428,226	4,540,655	624,732,189
B2Gold Corp.	258,816,788	96,774,278	(103,652,293)	28,928,715	4,120,727	106,337,714	387,205,202
Centamin Plc	122,016,193	41,877,749	(48,323,684)	2,274,641	7,304,490	53,938,602	171,783,501
Centerra Gold, Inc.	147,155,926	48,945,283	(52,923,855)	10,032,506	1,535,102	40,834,956	194,044,816
Cia de Minas Buenaventura SAA	241,158,385	46,918,621	(53,464,639)	(22,400,061)	—	(36,063,523)	176,148,783
Coeur Mining, Inc.	122,252,687	24,573,298	(25,109,558)	(8,919,903)	—	(10,598,808)	102,197,716
Detour Gold Corp.	216,419,234	7,651,599	(146,064,806)	1,175,124	—	(79,181,151)	—
Dundee Precious Metals, Inc.	48,403,977	16,798,223	(18,312,242)	885,042	617,195	25,632,341	73,407,341
Eldorado Gold Corp.	80,070,037	30,971,504	(27,597,212)	(5,697,609)	—	26,625,316	104,372,036
Endeavour Mining Corp.	130,838,546	118,213,013	(52,361,090)	2,262,797	—	30,966,125	229,919,391
Equinox Gold Corp.	—	118,939,126	(10,350,634)	4,175,749	—	47,608,436	160,372,677
Evolution Mining Ltd.	285,107,900	104,809,993	(120,895,446)	25,464,226	10,923,459	111,318,994	405,805,667
First Majestic Silver Corp.	157,985,327	38,108,761	(36,924,933)	(66,856)	—	(43,123,214)	115,979,085
Fortuna Silver Mines, Inc.	—	49,123,353	(3,424,978)	1,107,486	—	19,675,473	66,481,334
Gold Fields Ltd.	344,138,678	152,576,773	(136,145,459)	43,759,439	7,705,749	212,462,715	616,792,146
Gold Road Resources Ltd.	—	58,252,311	(4,132,460)	563,121	—	(1,973,879)	52,709,093
Harmony Gold Mining Co. Ltd.	123,865,219	57,461,718	(42,147,707)	10,246,295	—	31,166,930	180,592,455
Hecla Mining Co.	105,703,007	33,411,509	(28,537,584)	(2,985,828)	218,621	45,024,049	152,615,153
Highland Gold Mining Ltd.	59,183,929	19,465,544	(23,719,588)	2,525,192	790,295	22,558,888	80,013,965
IAMGOLD Corp.	109,845,516	30,118,267	(33,764,822)	(10,604,126)	—	7,504,537	103,099,372
K92 Mining, Inc.	—	72,433,272	(51,554)	132	—	(9,487,084)	62,894,766
Kinross Gold Corp.	373,867,149	150,915,724	(169,751,026)	42,939,484	—	232,471,279	630,442,610
Kirkland Lake Gold Ltd.	563,145,549	314,880,415	(239,481,110)	64,547,126	5,904,419	38,282,083	741,374,063
New Gold, Inc.	37,261,514	51,215,874	(35,767,281)	(20,455,599)	—	33,037,115	65,291,623
Northern Star Resources Ltd.	322,344,397	116,794,832	(98,522,896)	41,387,942	7,662,572	35,433,956	417,438,231
OceanaGold Corp.	77,002,870	20,305,554	(22,136,805)	(11,441,309)	—	(9,456,709)	54,273,601
Osisko Gold Royalties Ltd.	96,177,657	33,007,656	(32,894,202)	(5,904,195)	1,021,451	20,950,881	111,337,797
Pan American Silver Corp.	312,466,101	94,630,822	(103,420,170)	20,648,819	1,791,467	59,547,421	383,872,993
Perseus Mining Ltd.	59,258,632	17,240,113	(19,089,124)	239,031	—	8,794,659	66,443,311
Pretium Resources, Inc.	129,804,682	32,705,418	(33,839,599)	(5,671,574)	—	13,186,119	136,185,046
Ramelius Resources Ltd.	—	61,171,743	(3,654,224)	720,385	638,874	11,184,939	69,422,843
Regis Resources Ltd.	96,922,314	29,604,044	(33,759,996)	(4,192,909)	3,278,010	16,869,851	105,443,304
Resolute Mining Ltd.	50,094,493	15,394,237	(10,753,052)	(860,312)	—	(11,437,500)	42,437,866
Royal Gold, Inc.	504,581,618	136,559,517	(163,945,790)	18,073,109	3,258,523	(47,444,614)	447,823,840
Sandstorm Gold Ltd.	81,945,776	32,216,549	(27,761,841)	5,162,658	—	30,675	91,593,817
Saracen Mineral Holdings Ltd.	161,141,752	61,382,057	(71,992,234)	26,037,272	—	60,165,814	236,734,661
Semafo, Inc.	43,820,064	10,812,106	(76,410,482)	(3,943,726)	—	25,722,038	—
Silver Lake Resources Ltd.	—	64,668,816	(5,465,747)	1,531,607	—	23,360,446	84,095,122
Silvercorp Metals, Inc.	61,254,547	16,255,003	(15,971,017)	(3,298,667)	118,713	13,515,796	71,755,662
SSR Mining, Inc.	149,124,556	46,241,429	(46,977,517)	7,342,026	—	(20,714,860)	—	(a)
St. Barbara Ltd.	83,729,671	24,156,548	(27,487,383)	(8,975,312)	2,260,770	15,016,945	86,440,469
Teranga Gold Corp.	—	74,162,811	(6,476,701)	1,992,319	—	30,380,644	100,059,073
Torex Gold Resources, Inc.	84,910,581	21,648,215	(24,452,881)	(1,230,027)	—	(12,373,553)	68,502,335
Wesdome Gold Mines Ltd.	67,489,359	20,386,000	(22,092,286)	(579,009)	—	9,074,393	74,278,457
Yamana Gold, Inc.	236,234,921	81,551,250	(93,071,790)	14,787,629	2,488,690	67,607,769	307,109,779
Zhaojin Mining Industry Co. Ltd.	72,449,148	141,833,407	(28,131,430)	2,882,824	322,863	(6,686,411)	182,347,538
Zijin Mining Group Ltd.	179,209,244	51,472,801	(60,503,593)	6,696,965	4,448,329	31,508,850	208,384,267
	$7,227,843,608	$3,146,263,209	$(2,802,315,039)	$357,909,014	$69,839,822	$1,245,495,957	$9,040,181,115

(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK VECTORS INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS (a)

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.2%
Banks: 5.8%
52,476	Coromandel International Ltd. #	$550,262
228,491	HDFC Bank Ltd. #	3,354,204
		3,904,466
Capital Goods: 2.8%
51,749	Amara Raja Batteries Ltd. #	536,809
45,169	Hindustan Aeronautics Ltd. Reg S #	494,495
3,081	IndiaMart InterMesh Ltd. Reg S 144A * #	209,287
16,176	Navin Fluorine International Ltd. #	484,589
12,328	Polycab India Ltd. #	137,475
130,071	Rail Vikas Nigam Ltd. Reg S * #	34,410
		1,897,065
Commercial & Professional Services: 4.6%
65,497	Divi’s Laboratories Ltd. #	2,711,618
12,256	L&T Technology Services Ltd. Reg S 144A #	269,211
34,244	RITES Ltd. #	118,299
		3,099,128
Consumer Durables & Apparel: 2.0%
45,954	Apollo Hospitals Enterprise Ltd. #	1,339,217
Consumer Services: 0.3%
1,298,085	Chennai Super Kings Cricket Ltd. * # ∞ ø	181,218
Diversified Financials: 5.8%
44,115	Central Depository Services India Ltd. Reg S #	289,838
37,600	ICICI Securities Ltd. Reg S 144A #	236,835
191,703	Manappuram Finance Ltd. #	411,470
18,756	Multi Commodity Exchange of India Ltd. #	439,758
52,801	Muthoot Finance Ltd. #	814,286
137,508	SBI Cards & Payment Services Ltd. #	1,588,038
39,638	Ujjivan Financial Services Ltd. #	114,455
		3,894,680
Food, Beverage & Tobacco: 10.1%
60,266	Balrampur Chini Mills Ltd. #	127,351
6,734	Bombay Burmah Trading Co. #	119,968
1,318,416	ITC Ltd. #	3,080,043
14,592	Kaveri Seed Co. Ltd. #	105,424
15,030	Nestle India Ltd. #	3,243,597
36,055	Tata Coffee Ltd. #	51,336
		6,727,719
Health Care Equipment & Services: 4.2%
265,611	Cipla Ltd. #	2,791,269
Materials: 11.3%
11,517	Aarti Drugs Ltd. #	120,399
3,839	Aarti Drugs Ltd. #	40,282
2,434	Alkyl Amines Chemicals #	106,316
7,243	Atul Ltd. #	601,894
5,218	Bayer CropScience Ltd. #	416,473
60,335	Britannia Industries Ltd. #	3,113,861
234,230	Castrol India Ltd. #	347,802
75,973	Chambal Fertilizers & Chemicals Ltd. #	162,760
33,910	Deepak Nitrite Ltd. #	378,726
35,041	EID Parry India Ltd. #	134,825
10,838	Huhtamaki PPL Ltd. #	45,793
41,700	JK Paper Ltd. #	51,457
125,255	Laurus Labs Ltd. Reg S 144A #	489,576
39,922	PI Industries Ltd. #	1,067,960
37,097	Rallis India Ltd. #	143,848
12,041	Vinati Organics Ltd. #	218,853
61,226	Welspun Corp. Ltd. #	94,875
		7,535,700
Media & Entertainment: 0.2%
19,057	Just Dial Ltd. #	98,482
Pharmaceuticals / Biotechnology: 14.2%
13,087	Ajanta Pharma Ltd. #	286,506
25,916	Alembic Pharmaceuticals Ltd. #	330,214
12,393	Alkem Laboratories Ltd. #	468,103
142,279	Aurobindo Pharma Ltd. #	1,540,712
57,853	Birlasoft Ltd. #	153,418
8,035	Caplin Point Laboratories Ltd. #	60,460
55,391	Dr Reddy’s Laboratories Ltd. #	3,879,181
69,435	Granules India Ltd. #	362,273
10,220	IOL Chemicals and Pharmaceuticals Ltd. #	100,743
31,528	Ipca Laboratories Ltd. #	928,089
18,210	JB Chemicals & Pharmaceuticals Ltd. #	244,639
26,829	Jubilant Life Sciences Ltd. #	266,616
4,547	Sanofi India Ltd. #	533,634
38,067	Sequent Scientific Ltd. #	79,426
15,876	Tata Elxsi Ltd. #	277,889
		9,511,903
Real Estate: 4.9%
139,086	Housing Development Finance Corp. Ltd. #	3,296,713
Retailing: 0.4%
31,590	CESC Ltd. #	263,044
Software & Services: 25.2%
1,934	Astec Lifesciences Ltd. #	28,509
6,807	eClerx Services Ltd. #	64,953
22,820	FDC Ltd. #	110,347
304,084	HCL Technologies Ltd. #	3,352,556
19,632	Larsen & Toubro Infotech Ltd. Reg S 144A #	678,839
5,399	Mastek Ltd. #	63,475
19,096	MindTree Ltd. #	347,040
37,973	Mphasis Ltd. #	713,698
5,977	NIIT Technologies Ltd. #	188,535
11,535	Oracle Financial Services Software Ltd. #	481,295
6,741	Rossari Biotech Ltd. *	72,846
97,026	Tata Consultancy Services Ltd. #	3,282,624
294,489	Tech Mahindra Ltd. #	3,169,447
681,139	Wipro Ltd. #	2,898,636
22,160	WNS Holdings Ltd. (ADR) *	1,417,354
		16,870,154
Technology Hardware & Equipment: 5.8%
1,036	Honeywell Automation India Ltd. #	459,805
248,737	Infosys Ltd. (ADR)	3,435,058
		3,894,863
Telecommunication Services: 1.4%
401,813	Bharti Infratel Ltd. #	956,977
Utilities: 1.2%
132,778	Gujarat State Petronet Ltd. #	375,914
21,617	Persistent Systems Ltd. #	393,460
		769,374
Total Common Stocks (Cost: $58,334,690)		67,031,972
Liabilities in excess of other assets: (0.2)%		(137,579)
NET ASSETS: 100.0%		$66,894,393

Definitions:

ADR	American Depositary Receipt

Footnotes:

(a)	Represents Consolidated Schedule of Investments.
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $62,106,714 which represents 92.8% of net assets.
ø	Restricted Security – the aggregate value of restricted securities is $181,218, or 0.3% of net assets
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,883,748, or 2.8% of net assets.

Restricted securities held by the Fund as of September 30, 2020 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Chennai Super Kings Cricket Ltd.	10/08/15	1,298,085	$35,108	$181,218	0.3%

Summary of Investments by Sector	% of Investments	Value
Communication Services	1.6%	$1,055,459
Consumer Discretionary	2.3	1,520,435
Consumer Staples	12.7	8,502,363
Financials	15.7	10,545,597
Health Care	24.7	16,562,905
Industrials	2.7	1,799,986
Information Technology	29.2	19,563,088
Materials	7.3	4,926,832
Software & Services	2.8	1,916,349
Utilities	1.0	638,958
	100.0%	$67,031,972

VANECK VECTORS INDONESIA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 5.8%
6,480,400	Astra International Tbk PT #	$1,951,189
Banks: 24.8%
1,357,600	Bank Central Asia Tbk PT #	2,478,170
5,960,402	Bank Mandiri Persero Tbk PT #	1,993,311
4,322,132	Bank Negara Indonesia Persero Tbk PT #	1,296,518
12,389,900	Bank Rakyat Indonesia Tbk PT #	2,541,840
		8,309,839
Diversified Financials: 0.9%
1,075,250	First Pacific Company Ltd. #	292,295
Energy: 8.4%
9,266,700	Adaro Energy Tbk PT #	711,740
2,587,597	Banpu PCL (NVDR) #	477,337
2,269,700	Tambang Batubara Bukit Asam Tbk PT #	302,754
864,569	United Tractors Tbk PT #	1,328,353
		2,820,184
Food, Beverage & Tobacco: 14.4%
4,180,700	Charoen Pokphand Indonesia Tbk PT #	1,600,307
3,824,000	Golden Agri-Resources Ltd. #	400,042
267,700	Gudang Garam Tbk PT #	721,314
1,284,000	Indofood Cbp Sukses Makmur Tbk PT #	870,310
2,543,800	Indofood Sukses Makmur Tbk PT #	1,226,890
		4,818,863
Health Care Equipment & Services: 1.5%
3,136,697	Mitra Keluarga Karyasehat Tbk PT Reg S #	516,821
Household & Personal Products: 5.4%
3,315,800	Unilever Indonesia Tbk PT #	1,809,307
Materials: 15.0%
15,201,600	Barito Pacific Tbk PT #	812,624
1,343,500	Chandra Asri Petrochemical Tbk PT #	651,391
1,490,000	Indah Kiat Pulp and Paper Corp. Tbk PT #	904,439
1,045,100	Indocement Tunggal Prakarsa Tbk PT #	732,206
5,709,500	Merdeka Copper Gold Tbk PT #	621,864
625,000	Pabrik Kertas Tjiwi Kimia Tbk PT #	255,671
1,684,100	Semen Gresik Persero Tbk PT #	1,041,886
		5,020,081
Pharmaceuticals / Biotechnology: 3.6%
11,659,900	Kalbe Farma Tbk PT #	1,218,282
Real Estate: 2.6%
5,400,800	Bumi Serpong Damai Tbk PT #	269,139
5,054,595	Ciputra Development Tbk PT #	220,453
19,689,300	Lippo Karawaci Tbk PT * #	157,682
8,650,500	Pakuwon Jati Tbk PT #	207,071
		854,345
Retailing: 3.5%
3,975,000	Ace Hardware Indonesia Tbk PT #	426,534
57,088	Jardine Cycle & Carriage Ltd. #	757,736
		1,184,270
Telecommunication Services: 12.1%
14,314,700	Sarana Menara Nusantara Tbk PT #	999,747
130,918	Telekomunikasi Indonesia Persero Tbk PT (ADR) †	2,274,046
5,326,400	Tower Bersama Infrastructure Tbk PT #	479,629
2,109,175	XL Axiata Tbk PT #	289,231
		4,042,653
Transportation: 0.9%
1,261,650	Jasa Marga Persero Tbk PT #	307,952
Utilities: 1.1%
6,039,800	Perusahaan Gas Negara Tbk PT #	377,879
Total Common Stocks (Cost: $52,214,078)		33,523,960
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $83,952)
Money Market Fund: 0.2%
83,952	State Street Navigator Securities Lending Government Money Market Portfolio	83,952
Total Investments: 100.2% (Cost: $52,298,030)		33,607,912
Liabilities in excess of other assets: (0.2)%		(76,267)
NET ASSETS: 100.0%		$33,531,645

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $79,902.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,249,914 which represents 93.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	9.1%	$3,042,906
Consumer Discretionary	9.3	3,135,459
Consumer Staples	19.8	6,628,170
Energy	8.4	2,820,184
Financials	25.7	8,602,134
Health Care	5.2	1,735,103
Industrials	3.9	1,307,699
Materials	15.0	5,020,081
Real Estate	2.5	854,345
Utilities	1.1	377,879
	100.0%	$33,523,960

VANECK VECTORS ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Banks: 10.6%
385,540	Bank Hapoalim BM #	$2,063,176
499,177	Bank Leumi Le-Israel BM #	2,201,028
17,812	First International Bank of Israel Ltd. #	370,286
399,946	Israel Discount Bank Ltd. #	1,080,636
47,372	Mizrahi Tefahot Bank Ltd. #	841,606
108	Union Bank of Israel #	569
		6,557,301
Capital Goods: 5.6%
8,549	Ashtrom Group Ltd. #	100,980
1,919	Bet Shemesh Engines Holdings 1997 Ltd. #	31,733
7,686	Caesarstone Ltd. (USD) *	75,323
7,132	Elbit Systems Ltd. #	867,095
3,247	Elco Holdings Ltd. #	122,526
659	Electra Ltd. #	297,691
1,018	FMS Enterprises Migun Ltd. #	22,458
3,353	Ham-Let Israel-Canada Ltd. * #	48,356
37,388	Inrom Construction Industries Ltd. #	151,233
5,135	Israel Land Development - Urban Renewal Ltd. #	33,818
14,020	Kornit Digital Ltd. (USD) *	909,477
1,012	Plasson Industries Ltd. #	42,372
12,298	RADA Electronic Industries Ltd. (USD) *	72,927
2,060	Scope Metals Group Ltd. #	36,219
48,412	Shapir Engineering and Industry Ltd. * #	324,565
73,121	Shikun & Binui Ltd. #	328,439
		3,465,212
Commercial & Professional Services: 0.3%
1,748	Danel Adir Yeoshua Ltd. #	202,514
Consumer Durables & Apparel: 0.6%
3,135	Delta-Galil Industries Ltd. #	50,568
3,455	Electra Consumer Products Ltd. #	94,940
14,896	Maytronics Ltd. #	229,439
		374,947
Consumer Services: 0.7%
95,450	888 Holdings Plc #	309,980
1,819	Fattal Holdings Ltd. #	101,930
		411,910
Diversified Financials: 2.0%
46,933	Altshuler Shaham Provident Funds & Pension Ltd. #	212,964
2,285	Atreyu Capital Markets Ltd. #	35,575
68,718	Isracard Ltd. #	170,674
7,370	Nawi Brothers Ltd. * #	32,294
31,655	Plus500 Ltd. (GBP) #	641,097
34,359	Tel Aviv Stock Exchange Ltd. #	153,987
		1,246,591
Energy: 1.2%
2,063	Delek Group Ltd. #	39,897
1,610	Dor Alon Energy in Israel (1988) Ltd. #	30,017
32,903	Energean Oil & Gas Plc * #	248,789
11,361	Naphtha Israel Petroleum Corp. Ltd. * #	43,270
567,534	Oil Refineries Ltd. #	101,282
3,432	Paz Oil Co. Ltd. #	269,703
26,758	Tamar Petroleum Ltd. Reg S 144A * #	16,758
		749,716
Food & Staples Retailing: 1.1%
2,850	Rami Levi Chain Stores Hashikma Marketing Ltd. #	196,382
60,531	Shufersal Ltd. #	474,031
		670,413
Food, Beverage & Tobacco: 0.9%
1,142	Mehadrin Ltd. *	48,815
621	Neto ME Holdings Ltd. #	26,104
16,414	Strauss Group Ltd. #	471,927
		546,846
Health Care Equipment & Services: 5.6%
4,963	Inmode Ltd. (USD) *	179,561
28,164	Mediterranean Towers Ltd. * #	58,857
28,714	Novocure Ltd. (USD) *	3,196,155
		3,434,573
Insurance: 1.7%
19,675	Clal Insurance Enterprises Holdings Ltd. * #	185,718
39,413	Harel Insurance Investments & Financial Services Ltd. #	246,928
2,561	IDI Insurance Co. Ltd. #	63,000
7,700	Menorah Mivtachim Holdings Ltd. #	93,691
114,210	Migdal Insurance & Financial Holdings Ltd. #	74,454
78,928	Phoenix Holdings Ltd. * #	366,848
		1,030,639
Materials: 1.6%
877	Hadera Paper Ltd. * #	26,224
238,044	Israel Chemicals Ltd. #	842,470
1,253	Israel Corp. Ltd. * #	134,143
		1,002,837
Media & Entertainment: 0.2%
36,069	Taptica International Ltd. (GBP) * †	86,732
60,342	XLMedia Plc	17,357
		104,089
Pharmaceuticals / Biotechnology: 7.6%
1,748	89bio, Inc. * †	44,854
4,132	Beyond Air, Inc. (USD) * †	21,445
7,939	Brainstorm Cell Therapeutics, Inc. *	134,328
27,203	Compugen Ltd. (USD) * †	442,049
5,925	Galmed Pharmaceuticals Ltd. (USD) * †	20,915
11,620	Kamada Ltd. * #	99,487
17,571	Oncocyte Corp. * †	24,424
8,149	Pluristem Therapeutics, Inc. (USD) * †	85,809
9,096	Protalix BioTherapeutics, Inc. (USD) *	35,202
8,189	Redhill Biopharma Ltd. (ADR) * †	83,692
3,010	Taro Pharmaceutical Industries Ltd. (USD) *	165,098
374,920	Teva Pharmaceutical Industries Ltd. * #	3,396,536
5,756	UroGen Pharma Ltd. * †	111,033
		4,664,872
Real Estate: 6.6%
12,350	Africa Israel Properties Ltd. * #	300,052
24,784	Airport City Ltd. * #	259,177
50,083	Alony Hetz Properties & Investments Ltd. #	492,977
2,197	Alrov Properties and Lodgings Ltd. #	63,615
57,347	Amot Investments Ltd. #	262,490
11,342	Ashtrom Properties Ltd. #	49,319
25,705	Azorim Investment Development & Construction Co. Ltd. * #	45,854
12,557	Azrieli Group Ltd. #	561,498
478	Bayside Land Corp. #	276,598
2,052	Big Shopping Centers Ltd. #	152,771
1,697	Blue Square Real Estate Ltd. #	65,573
2,656	Brack Capital Properties NV (ILS) * #	197,296
5,650	Electra Real Estate Ltd. * #	23,734
27,275	Gazit-Globe Ltd. #	110,367
227,414	Industrial Buildings Corp. #	424,384
34,211	Israel Canada T.R Ltd. #	43,751
557	Isras Investment Co. Ltd. #	85,416
7,649	Mega Or Holdings Ltd. #	185,040
7,239	Melisron Ltd. #	233,923
1,631	Prashkovsky Investments and Construction Ltd. #	27,389
674	Property & Building Corp. #	46,291
13,720	Summit Real Estate Holdings Ltd. #	118,985
2,189	YH Dimri Construction & Development Ltd. #	64,274
		4,090,774
Retailing: 1.6%
17,488	Delek Automotive Systems Ltd. #	86,056
4,461	Fiverr International Ltd. (USD) *	619,990
2,334	Fox Wizel Ltd. #	154,229
881	Tadiran Holdings Ltd. #	57,651
1,839	Victory Supermarket Chain Ltd. #	49,935
		967,861
Semiconductor: 9.0%
10,167	Camtek Ltd. (USD) * †	156,368
7,234	Ceva, Inc. *	284,803
7,054	DSP Group, Inc. (USD) *	92,972
8,823	Nova Measuring Instruments Ltd. * #	464,080
16,286	SolarEdge Technologies, Inc. (USD) *	3,881,768
37,045	Tower Semiconductor Ltd. (USD) *	674,960
		5,554,951
Software & Services: 36.1%
10,747	Allot Communications Ltd. (USD) * †	97,798
45,869	Amdocs Ltd. (USD)	2,633,339
39,083	Check Point Software Technologies Ltd. (USD) *	4,703,248
13,166	CyberArk Software Ltd. (USD) *	1,361,628
3,245	Formula Systems Ltd. #	275,263
5,147	Hilan Ltd. #	225,186
20,922	LivePerson, Inc. * †	1,087,735
9,091	Magic Software Enterprises Ltd. (USD)	119,365
226	Malam - Team Ltd. #	38,730
10,884	Matrix IT Ltd. #	256,336
19,758	NICE Systems Ltd. * #	4,486,694
1,120	One Software Technologies Ltd. #	88,962
8,724	Sapiens International Corp. NV (USD)	266,780
6,161	Tufin Software Technologies Ltd. (USD) * †	50,828
10,383	Varonis Systems, Inc. * †	1,198,406
21,628	Verint Systems, Inc. *	1,042,037
16,945	Wix.com Ltd. (USD) *	4,318,433
		22,250,768
Technology Hardware & Equipment: 1.9%
7,365	AudioCodes Ltd. (USD) †	231,703
77,495	BATM Advanced Communications (GBP) † #	109,488
21,127	Ceragon Networks Ltd. (USD) * †	52,606
8,247	Gilat Satellite Networks Ltd. #	46,482
6,425	Ituran Location and Control Ltd. (USD)	89,436
9,200	Powerfleet, Inc. * †	51,796
12,991	Radware Ltd. (USD) *	314,902
1,879	Silicom Ltd. (USD)	60,861
17,772	Stratasys Ltd. * †	221,617
		1,178,891
Telecommunication Services: 1.9%
699,917	Bezeq The Israeli Telecommunication Corp. Ltd. * #	812,381
26,944	Cellcom Israel Ltd. * #	110,067
44,482	Partner Communications Co. Ltd. * #	174,205
6,194	Perion Network Ltd. (USD) * †	43,234
		1,139,887
Transportation: 0.0%
91,475	El Al Israel Airlines * #	17,197
Utilities: 3.0%
2,568	Arad Ltd. #	30,426
65,831	Energix-Renewable Energies Ltd. * #	262,218
259,976	Enlight Renewable Energy Ltd. * #	463,761
7,234	Kenon Holdings Ltd. (ILS) #	163,851
14,898	OPC Energy Ltd. #	135,722
13,747	Ormat Technologies, Inc. †	812,585
		1,868,563
Total Common Stocks (Cost: $48,451,587)		61,531,352
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1% (Cost: $654,022)
Money Market Fund: 1.1%
654,022	State Street Navigator Securities Lending Government Money Market Portfolio	654,022
Total Investments: 100.9% (Cost: $49,105,609)		62,185,374
Liabilities in excess of other assets: (0.9)%		(561,101)
NET ASSETS: 100.0%		$61,624,273

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
ILS	New Israeli Shekel
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,568,126.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,306,958 which represents 50.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $16,758, or 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	2.1%	$1,287,210
Consumer Discretionary	2.7	1,677,149
Consumer Staples	1.9	1,177,986
Energy	1.2	714,141
Financials	14.4	8,855,109
Health Care	13.2	8,105,569
Industrials	5.9	3,643,107
Information Technology	47.3	29,082,285
Materials	1.5	946,561
Real Estate	6.6	4,089,820
Retailing	0.2	107,586
Utilities	3.0	1,844,829
	100.0%	$61,531,352

VANECK VECTORS JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Australia: 21.2%
24,537,275	Alkane Resources Ltd. * † #	$25,342,166
32,752,040	Aurelia Metals Ltd. † #	11,970,193
1	Australian Strategic Materials Ltd. *	2
25,919,583	Dacian Gold Ltd. * #	6,362,117
50,577,677	De Grey Mining Ltd. * † #	45,269,908
63,114,597	Evolution Mining Ltd. #	263,841,016
35,330,006	Gold Road Resources Ltd. * #	37,249,650
30,543,847	Northern Star Resources Ltd. #	302,871,489
23,658,852	OceanaGold Corp. (CAD) *	36,309,674
50,445,097	Perseus Mining Ltd. * #	50,085,990
35,491,130	Ramelius Resources Ltd. † #	53,640,337
66,091,052	Red 5 Ltd. * † #	14,249,879
23,215,476	Regis Resources Ltd. #	84,452,572
36,049,032	Resolute Mining Ltd. * #	24,392,622
44,472,566	Saracen Mineral Holdings Ltd. * #	167,300,805
34,436,583	Silver Lake Resources Ltd. * #	57,845,384
32,014,028	St. Barbara Ltd. #	69,232,725
35,645,649	West African Resources Ltd. * #	27,727,167
17,547,645	Westgold Resources Ltd. * † #	30,207,134
		1,308,350,830
Canada: 53.1%
14,249,547	Alamos Gold, Inc. (USD)	125,538,509
6,884,592	Alexco Resource Corp. (USD) ‡ *	18,175,323
6,275,081	Americas Gold & Silver Corp. (USD) ‡ * †	16,566,214
39,651,950	B2Gold Corp. (USD) †	258,530,714
8,352,242	Centerra Gold, Inc.	96,856,619
6,794,596	Dundee Precious Metals, Inc.	48,527,379
8,296,519	Eldorado Gold Corp. (USD) * †	87,528,275
7,879,281	Endeavour Silver Corp. (USD) ‡ * †	27,656,276
10,710,072	Equinox Gold Corp. (USD) *	125,414,943
8,453,997	First Majestic Silver Corp. (USD) * †	80,482,051
8,766,115	Fortuna Silver Mines, Inc. (USD) * †	55,752,491
9,221,433	Gold Standard Ventures Corp. (USD) *	7,192,718
2,948,530	Golden Star Resources Ltd. (USD) * †	12,708,164
2,652,021	Gran Colombia Gold Corp. †	12,448,566
2,166,013	Great Bear Resources Ltd. * †	24,696,521
373,463	Great Bear Royalties Corp. * † # ∞	857,784
18,893,498	Great Panther Silver Ltd. (USD) ‡ *	16,775,537
18,998,074	IAMGOLD Corp. (USD) *	72,762,623
10,606,954	K92 Mining, Inc. * †	55,109,310
5,942,359	Karora Resources, Inc. * †	16,949,570
51,187,245	Kinross Gold Corp. (USD) * †	451,471,501
4,185,350	Lundin Gold, Inc. * †	37,913,333
3,417,736	MAG Silver Corp. (USD) * †	55,572,387
17,022,338	McEwen Mining, Inc. (USD) * †	18,043,678
29,314,620	New Gold, Inc. (USD) * †	49,834,854
4,484,401	New Pacific Metals Corp. * †	21,620,470
9,704,745	NovaGold Resources, Inc. (USD) * †	115,389,418
7,957,397	Novo Resources Corp. * †	20,195,078
4,907,151	Osisko Gold Royalties Ltd. (USD) †	58,051,596
12,794,296	Osisko Mining, Inc. * †	33,236,913
9,338,143	Pan American Silver Corp. (USD) †	300,221,297
8,892,511	Premier Gold Mines Ltd. * †	17,042,731
7,542,681	Pretium Resources, Inc. (USD) *	96,848,024
13,546,418	Roxgold, Inc. *	17,341,849
8,691,966	Sandstorm Gold Ltd. (USD) * †	73,360,193
2,727,679	Seabridge Gold, Inc. (USD) * †	51,225,812
8,210,905	Silvercorp Metals, Inc. (USD)	59,446,952
5,639,673	SilverCrest Metals, Inc. (USD) * †	47,880,824
3,470,287	SSR Mining, Inc. *	64,560,458
5,792,952	SSR Mining, Inc. (USD) * †	108,154,414
1,694,754	Sulliden Mining Capital, Inc. *	85,642
5,381,978	Teranga Gold Corp. *	56,569,696
3,433,578	Torex Gold Resources, Inc. *	48,402,975
28,649,354	Wallbridge Mining Co. Ltd. * †	21,877,104
6,319,417	Wesdome Gold Mines Ltd. *	59,468,517
42,329,883	Yamana Gold, Inc. (USD)	240,433,735
		3,284,779,038
China / Hong Kong: 2.0%
19,287,400	Real Gold Mining Ltd. * # ∞	2
99,190,500	Zhaojin Mining Industry Co. Ltd. † #	121,993,231
		121,993,233
Indonesia: 0.9%
527,528,400	Merdeka Copper Gold Tbk PT * #	57,457,034
Mexico: 1.7%
6,596,421	Industrias Penoles, SAB de CV	106,761,277
Monaco: 2.0%
5,063,116	Endeavour Mining Corp. (CAD) *	125,653,974
Peru: 2.3%
8,535,398	Cia de Minas Buenaventura SAA (ADR) †	104,302,564
13,755,138	Hochschild Mining Plc (GBP) * #	38,860,437
		143,163,001
Russia: 1.6%
11,883,527	Highland Gold Mining Ltd. (GBP) #	45,990,800
119,399,442	Petropavlovsk Plc (GBP) * † #	50,773,184
		96,763,984
South Africa: 9.0%
5,091,423	DRDGOLD Ltd. † #	6,021,950
35,466,875	Gold Fields Ltd. (ADR)	435,887,894
21,310,964	Harmony Gold Mining Co. Ltd. (ADR) * †	112,308,780
		554,218,624
Turkey: 0.4%
2,449,222	Koza Altin Isletmeleri AS * #	24,827,826
United Kingdom: 2.3%
42,699,921	Centamin Plc #	111,687,799
127,958,156	Greatland Gold Plc * † #	33,213,389
		144,901,188
United States: 3.3%
13,995,444	Argonaut Gold, Inc. (CAD) * †	28,184,723
8,742,487	Coeur Mining, Inc. *	64,519,554
3,301,360	Gold Resource Corp.	11,257,638
19,249,416	Hecla Mining Co.	97,787,033
		201,748,948
Total Common Stocks (Cost: $4,591,742,201)		6,170,618,957
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $158,882,089)
Money Market Fund: 2.6%
158,882,089	State Street Navigator Securities Lending Government Money Market Portfolio	158,882,089
Total Investments: 102.4% (Cost: $4,750,624,290)		6,329,501,046
Liabilities in excess of other assets: (2.4)%		(147,423,365)
NET ASSETS: 100.0%		$6,182,077,681

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $265,298,111.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,763,724,590 which represents 28.5% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	3.1%	$191,999,224
Environmental & Facilities Services	0.3	18,175,323
Gold	82.0	5,056,700,830
Precious Metals & Minerals	3.0	187,964,656
Silver	11.6	715,778,924
	100.0%	$6,170,618,957

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2020 is set forth below:

Affiliates	Value 12/31/19	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/20
Alexco Resource Corp.	$—	$14,417,545	$(3,207,047)	$470,422	$—	$6,494,403	$18,175,323
Americas Gold & Silver Corp.	—	14,771,501	(2,232,421)	379,863	—	3,647,271	16,566,214
Argonaut Gold, Inc.	14,435,644	18,059,738	(5,742,008)	(2,423,611)	—	3,854,960	—	(a)
Dacian Gold Ltd.	13,018,355	9,758,034	(3,867,435)	(1,068,040)	—	(11,478,797)	—	(a)
Detour Gold Corp.	181,734,099	1,177,961	(165,579,677)	42,521,899	—	(59,854,282)	—
Eldorado Gold Corp.	73,147,045	37,196,410	(38,675,956)	(2,648,199)	—	18,508,975	—	(a)
Endeavour Silver Corp.	20,422,974	9,958,507	(7,918,299)	(3,619,323)	—	8,812,417	27,656,276
First Majestic Silver Corp.	124,793,167	40,604,154	(49,532,278)	(1,761,311)	—	(33,621,680)	—	(a)
Fortuna Silver Mines, Inc.	34,976,747	19,509,883	(16,748,237)	(1,109,210)	—	19,123,308	—	(a)
Gold Resource Corp.	19,463,815	6,880,486	(7,073,416)	(219,384)	97,354	(7,793,863)	—	(a)
Great Panther Silver Ltd.	9,618,682	6,138,194	(4,522,879)	(2,695,927)	—	8,237,467	16,775,537
Harmony Gold Mining Co. Ltd.	109,086,669	56,922,933	(77,174,058)	6,403,992	—	17,069,244	—	(a)
IAMGOLD Corp.	89,982,908	31,133,459	(42,553,238)	(13,957,816)	—	8,157,310	—	(a)
Pan American Silver Corp.	281,572,897	110,439,821	(146,367,665)	(1,129,901)	1,539,504	55,706,145	—	(a)
Perseus Mining Ltd.	52,403,324	25,446,353	(29,308,993)	7,481,443	—	(5,936,135)	—	(a)
Ramelius Resources Ltd.	31,267,811	20,973,338	(15,371,897)	5,023,526	474,979	11,747,559	—	(a)
Regis Resources Ltd.	81,384,318	35,790,172	(40,941,468)	(4,588,887)	2,723,608	12,808,437	—	(a)
Roxgold, Inc.	15,552,339	6,164,613	(10,315,012)	(788,838)	—	6,728,747	—	(a)
Royal Nickel Corp.	12,503,299	3,343,590	(16,223,163)	(2,290,301)	—	2,666,575	—
Sandstorm Gold Ltd.	69,904,229	33,334,440	(33,287,895)	5,593,841	—	(2,184,422)	—	(a)
Silver Lake Resources Ltd.	41,916,219	20,942,351	(30,230,592)	8,872,312	—	16,345,094	—	(a)
Silvercorp Metals, Inc.	58,986,781	12,035,402	(42,910,549)	(41,714)	107,319	(28,069,920)	—	(a)
SSR Mining, Inc.	134,317,641	52,383,466	(63,027,886)	11,265,031	—	(26,783,838)	—	(a)
St. Barbara Ltd.	71,165,348	29,335,205	(33,245,030)	(9,258,165)	1,934,029	11,235,367	—	(a)
Wesdome Gold Mines Ltd.	65,233,780	27,210,424	(34,374,261)	6,759,859	—	(5,361,287)	—	(a)
Yamana Gold, Inc.	212,879,242	94,882,496	(130,067,413)	18,601,856	2,003,073	44,137,554	—	(a)
	$1,819,767,333	$738,810,476	$(1,050,498,773)	$65,773,417	$8,879,866	$74,196,609	$79,173,350

(a) Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

VANECK VECTORS LOW CARBON ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Austria: 3.0%
84,619	Verbund - Oesterreichische Elektrizis AG † #	$4,622,024
Brazil: 0.7%
74,846	Cosan Ltd. (USD)	1,111,463
Canada: 2.4%
126,795	Northland Power, Inc. †	3,823,547
China / Hong Kong: 6.7%
2,372,000	China Longyuan Power Group Corp. Ltd. #	1,490,335
403,327	NIO, Inc. (ADR) *	8,558,599
477,780	Xinjiang Goldwind Science & Technology Co. Ltd. #	420,373
		10,469,307
Denmark: 17.2%
94,764	Orsted A/S Reg S 144A	13,068,631
86,671	Vestas Wind Systems A/S #	14,011,338
		27,079,969
Israel: 5.8%
38,262	SolarEdge Technologies, Inc. (USD) *	9,119,748
Spain: 2.8%
159,616	Siemens Gamesa Renewable Energy SA † #	4,320,282
Sweden: 4.1%
252,731	Nibe Industrier AB * #	6,499,702
Thailand: 1.0%
1,297,800	Energy Absolute Plc (NVDR) #	1,616,424
United States: 56.2%
28,147	Acuity Brands, Inc.	2,880,845
27,219	Advanced Energy Industries, Inc. *	1,713,164
73,256	Bloom Energy Corp. * †	1,316,410
53,802	Clearway Energy, Inc.	1,450,502
77,885	Cree, Inc. *	4,964,390
128,931	Eaton Corp. Plc	13,154,830
30,163	EnerSys, Inc.	2,024,541
76,951	Enphase Energy, Inc. *	6,355,383
54,178	First Solar, Inc. *	3,586,584
28,640	Itron, Inc. *	1,739,594
129,444	Microchip Technology, Inc.	13,301,665
28,285	Ormat Technologies, Inc. †	1,671,926
285,278	Plug Power, Inc. * †	3,825,578
42,446	Power Integrations, Inc.	2,351,508
56,766	SunPower Corp. * †	710,143
87,467	Sunrun, Inc. * †	6,741,082
35,068	Tesla, Inc. *	15,044,523
30,436	Universal Display Corp.	5,501,003
		88,333,671
Total Common Stocks (Cost: $95,581,847)		156,996,137
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.1% (Cost: $1,655,872)
Money Market Fund: 1.1%
1,655,872	State Street Navigator Securities Lending Government Money Market Portfolio	1,655,872
Total Investments: 101.0% (Cost: $97,237,719)		158,652,009
Liabilities in excess of other assets: (1.0)%		(1,515,281)
NET ASSETS: 100.0%		$157,136,728

Definitions:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,547,692.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $32,980,478 which represents 21.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $13,068,631, or 8.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	15.0%	$23,603,122
Energy	3.2	4,937,041
Industrials	33.8	53,082,567
Information Technology	30.3	47,630,018
Utilities	17.7	27,743,389
	100.0%	$156,996,137

VANECK VECTORS NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Argentina: 0.1%
5,800	Adecoagro SA (USD) *	$27,086
1,643	YPF SA (ADR) †	5,865
		32,951
Australia: 5.3%
5,049	AGL Energy Ltd. #	49,334
29,567	Alumina Ltd. † #	29,482
2,130	Ampol Ltd. #	36,787
12,159	Bega Cheese Ltd. † #	44,466
37,339	BHP Group Ltd. † #	965,274
6,371	BlueScope Steel Ltd. #	58,742
24,976	Costa Group Holdings Ltd. #	60,575
9,705	Elders Ltd. #	75,825
14,115	Evolution Mining Ltd. #	59,006
21,074	Fortescue Metals Group Ltd. #	247,751
14,260	GrainCorp. Ltd. * † #	38,645
5,359	Iluka Resources Ltd. #	35,112
7,173	Newcrest Mining Ltd. #	162,768
19,874	Nufarm Ltd. * #	55,257
15,771	Oil Search Ltd. #	30,187
15,020	Origin Energy Ltd. #	46,548
4,116	OZ Minerals Ltd. #	42,028
15,100	Santos Ltd. #	53,428
9,735	Saracen Mineral Holdings Ltd. * #	36,622
61,427	South32 Ltd. † #	91,225
8,139	Woodside Petroleum Ltd. #	103,373
		2,322,435
Austria: 0.3%
108	Mayr-Melnhof Karton AG † #	18,739
1,228	OMV AG #	33,605
989	Verbund - Oesterreichische Elektrizis AG #	54,021
1,584	Voestalpine AG #	41,755
		148,120
Brazil: 2.0%
2,837	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	23,547
8,090	Cia Siderurgica Nacional SA (ADR) †	23,785
1,200	Cosan S.A. Industria e Comercio	14,547
13,364	Gerdau SA (ADR)	49,447
14,000	Klabin SA	59,115
15,868	Petroleo Brasileiro S.A. (ADR)	112,980
5,350	SLC Agricola SA	24,195
7,050	Suzano SA	56,973
48,896	Vale SA (ADR) †	517,320
		881,909
Canada: 10.7%
2,131	Agnico-Eagle Mines Ltd. (USD)	169,649
3,440	Alamos Gold, Inc. †	30,209
4,865	Algonquin Power & Utilities Corp. †	70,439
9,169	B2Gold Corp.	59,513
15,627	Barrick Gold Corp. (USD)	439,275
684	Boralex, Inc.	19,710
10,072	Canadian Natural Resources Ltd. (USD)	161,253
375	Canadian Solar, Inc. (USD) * †	13,162
8,698	Cenovus Energy, Inc. *	33,796
1,915	Centerra Gold, Inc.	22,207
17,270	Enbridge, Inc. (USD)	504,284
1,885	Equinox Gold Corp. *	21,944
1,629	First Majestic Silver Corp. * †	15,439
6,991	First Quantum Minerals Ltd.	62,125
1,675	Franco-Nevada Corp.	233,327
4,159	IAMGOLD Corp. * †	15,910
1,816	Imperial Oil Ltd. (USD) †	21,719
985	Innergex Renewable Energy, Inc.	17,742
7,009	Ivanhoe Mines Ltd. *	25,397
11,058	Kinross Gold Corp. (USD)	97,532
2,437	Kirkland Lake Gold Ltd.	118,589
566	Lundin Gold, Inc. *	5,127
8,090	Lundin Mining Corp.	45,000
506	Methanex Corp.	12,300
2,173	NovaGold Resources, Inc. (USD) *	25,837
35,465	Nutrien Ltd. (USD)	1,391,292
1,304	Osisko Gold Royalties Ltd. †	15,376
1,847	Pan American Silver Corp. (USD)	59,381
4,689	Pembina Pipeline Corp. †	99,203
1,629	Pretium Resources, Inc. *	20,781
1,084	SSR Mining, Inc. (USD) * †	20,238
13,007	Suncor Energy, Inc. (USD)	159,076
8,016	TC Energy Corp. (USD)	336,832
5,903	Teck Resources Ltd. (USD)	82,170
884	TransAlta Renewables, Inc. †	11,072
662	West Fraser Timber Co. Ltd. †	30,658
3,946	Wheaton Precious Metals Corp. (USD)	193,630
8,373	Yamana Gold, Inc. (USD)	47,559
		4,708,753
Chile: 0.8%
22,699	Aguas Andinas SA #	6,336
4,374	Antofagasta Plc (GBP) #	57,834
13,890	Empresas CMPC SA	29,091
7,501	Sociedad Quimica y Minera de Chile SA (ADR) †	243,182
		336,443
China / Hong Kong: 1.5%
47,400	Aluminum Corp. of China Ltd. * #	9,776
18,640	Angang Steel Co. Ltd. † #	5,012
110,875	China BlueChemical Ltd. #	16,131
18,100	China Coal Energy Co. Ltd. #	4,434
20,900	China Gas Holdings Ltd. #	59,810
20,400	China Hongqiao Group Ltd. #	12,780
27,929	China Longyuan Power Group Corp. Ltd. #	17,548
45,700	China Molybdenum Co. Ltd. #	16,318
13,700	China Oilfield Services Ltd. (Class H) #	9,589
217,427	China Petroleum & Chemical Corp. #	87,791
28,891	China Shenhua Energy Co. Ltd. #	51,855
137,179	CNOOC Ltd. #	131,950
31,000	Fosun International Ltd. #	36,314
13,800	Jiangxi Copper Co. Ltd. (Class H) #	15,518
34,500	Kunlun Energy Co. Ltd. #	22,781
15,600	Lee & Man Paper Manufacturing Ltd. #	11,351
11,300	Maanshan Iron and Steel Co. Ltd. (Class H) #	2,620
20,857	Nine Dragons Paper Holdings Ltd. #	26,333
180,740	PetroChina Co. Ltd. (Class-H) #	53,188
11,600	Yanzhou Coal Mining Co. Ltd. #	8,669
11,900	Zhaojin Mining Industry Co. Ltd. #	14,636
50,361	Zijin Mining Group Ltd. #	32,193
		646,597
Denmark: 1.5%
3,096	Bakkafrost P/F (NOK) #	199,127
1,501	Orsted A/S Reg S 144A	206,999
1,635	Vestas Wind Systems A/S #	264,316
		670,442
Finland: 0.7%
3,674	Neste Oil Oyj #	193,505
7,725	Stora Enso Oyj (R Shares) #	120,933
		314,438
France: 2.1%
282	Neoen SA Reg S 144A * #	15,178
3,364	Suez #	62,167
21,495	Total SA † #	738,320
4,388	Veolia Environnement SA #	94,692
		910,357
Germany: 0.7%
18,640	E.ON SE #	205,493
759	Encavis AG #	14,864
3,944	Suedzucker AG #	76,302
4,813	ThyssenKrupp AG * #	24,222
		320,881
Greece: 0.0%
378	Terna Energy SA	5,053
Hungary: 0.1%
4,263	MOL Hungarian Oil & Gas Plc * #	23,227
India: 1.9%
13,772	Reliance Industries Ltd. 144A (GDR) #	836,385
Indonesia: 0.1%
24,000	Astra Agro Lestari Tbk PT #	16,498
32,400	Indah Kiat Pulp and Paper Corp. Tbk PT #	19,667
12,700	United Tractors Tbk PT #	19,513
		55,678
Ireland: 0.3%
3,009	Smurfit Kappa Group Plc (GBP) #	118,112
Israel: 0.7%
1,810	Energix-Renewable Energies Ltd. * #	7,210
43,133	Israel Chemicals Ltd. #	152,654
254	Israel Corp. Ltd. * #	27,193
416	SolarEdge Technologies, Inc. (USD) *	99,154
		286,211
Italy: 0.4%
21,695	ENI S.p.A. #	169,598
Japan: 6.0%
1,500	Daio Paper Corp. † #	21,387
2,517	Hitachi Metals Ltd. † #	38,788
1,600	Hokuto Corp. #	34,095
2,100	Idemitsu Kosan Co. Ltd. † #	44,809
9,200	Inpex Corp. #	49,338
7,364	JFE Holdings, Inc. #	51,529
26,200	JXTG Holdings, Inc. #	93,420
72,300	Kubota Corp. #	1,294,617
6,100	Kumiai Chemical Industry Co. Ltd. #	61,817
965	Kurita Water Industries Ltd. #	31,892
2,836	Maruha Nichiro Corp. #	65,033
1,700	Mitsubishi Materials Corp. † #	33,481
1,300	Nippon Paper Industries Co. Ltd. † #	16,136
12,000	Nippon Steel Corp. #	113,215
17,314	Nippon Suisan Kaisha Ltd. #	73,660
15,550	Nisshin Seifun Group, Inc. #	246,644
12,076	Oji Holdings Corp. #	55,456
3,070	Rengo Co. Ltd. #	23,191
2,300	Sakata Seed Corp. #	82,529
2,183	Sumitomo Forestry Co. Ltd. † #	34,818
3,500	Sumitomo Metal Mining Ltd. #	108,483
500	Taki Chemical Co. Ltd. † #	34,360
		2,608,698
Luxembourg: 0.4%
8,896	Arcelormittal * #	118,367
2,014	Tenaris SA (ADR)	19,838
2,488	Ternium SA (ADR)	46,849
		185,054
Malaysia: 1.1%
95,439	Felda Global Ventures Holdings Bhd #	26,515
15,651	Genting Plantation Bhd #	37,322
113,594	IOI Corp. Bhd #	122,072
19,578	Kuala Lumpur Kepong Bhd #	107,285
1,400	Petronas Dagangan Bhd #	6,657
33,700	PPB Group Bhd #	154,300
21,000	Press Metal Aluminium Holdings Bhd #	26,043
		480,194
Mexico: 0.7%
1,619	Fresnillo Plc (GBP) #	25,055
13,255	Gruma, SAB de CV	147,136
40,464	Grupo Mexico, SAB de CV	103,104
1,082	Industrias Penoles, SAB de CV	17,512
		292,807
Monaco: 0.1%
1,075	Endeavour Mining Corp. (CAD) *	26,679
Netherlands: 1.0%
4,333	OCI NV * † #	55,547
31,607	Royal Dutch Shell Plc (GBP) #	384,027
		439,574
Norway: 2.5%
8,613	Equinor ASA #	121,647
28,033	Mowi ASA #	497,209
17,308	Norsk Hydro ASA * #	47,625
1,167	Norway Royal Salmon ASA † #	26,690
10,693	Yara International ASA #	410,184
		1,103,355
Peru: 0.2%
1,829	Cia de Minas Buenaventura SAA (ADR) †	22,350
1,078	Southern Copper Corp. (USD)	48,801
		71,151
Poland: 0.2%
1,724	KGHM Polska Miedz SA * #	52,745
2,480	Polski Koncern Naftowy Orlen SA #	29,426
13,798	Polskie Gornictwo Naftowe I Gazownictwo SA #	18,047
		100,218
Portugal: 0.1%
3,683	Galp Energia, SGPS, SA #	34,167
2,806	Navigator Co. SA #	7,003
		41,170
Russia: 3.0%
6,648	Evraz Plc (GBP) #	29,659
51,483	Gazprom PJSC (ADR) † #	224,051
3,354	Lukoil PJSC (ADR) #	193,797
7,622	MMC Norilsk Nickel PJSC (ADR) #	183,867
1,347	Novatek PJSC Reg S (GDR) #	184,384
1,443	Novolipetsk Steel PJSC Reg S (GDR) #	31,949
8,474	PhosAgro PJSC Reg S (GDR) #	101,863
2,970	Polymetal International Plc (GBP) #	64,837
14,461	Rosneft Oil Co. PJSC Reg S (GDR) #	71,035
2,404	Severstal PAO Reg S (GDR) #	30,522
30,467	Surgutneftegas PJSC (ADR) † #	134,157
2,199	Tatneft PJSC (ADR) #	78,625
		1,328,746
Singapore: 1.4%
333,319	Golden Agri-Resources Ltd. #	34,870
35,800	Japfa Ltd. #	15,823
177,364	Wilmar International Ltd. #	575,852
		626,545
South Africa: 0.9%
521	Anglo American Platinum Ltd. #	36,223
3,649	AngloGold Ashanti Ltd. (ADR)	96,261
6,846	Gold Fields Ltd. (ADR)	84,137
4,140	Harmony Gold Mining Co. Ltd. (ADR)	21,818
5,758	Impala Platinum Holdings Ltd. † #	50,240
694	Kumba Iron Ore Ltd. #	20,587
4,033	Northam Platinum Ltd. * #	41,164
19,522	Sibanye Stillwater Ltd. * †	54,408
		404,838
South Korea: 0.9%
1,083	Hyundai Steel Co. #	22,760
160	Korea Zinc Co. Ltd. #	51,639
1,017	POSCO #	170,260
449	SK Energy Co. Ltd. #	53,214
396	SK Holdings Co. Ltd. #	66,862
355	S-Oil Corp. #	15,591
257	Woongjin Coway Co. Ltd. #	17,479
		397,805
Spain: 0.4%
1,231	EDP Renovaveis SA #	20,439
12,761	Repsol YPF SA #	86,223
1,866	Siemens Gamesa Renewable Energy SA #	50,506
		157,168
Sweden: 0.8%
2,311	Billerudkorsnas AB #	38,692
3,467	Boliden AB #	102,935
1,169	Holmen AB #	43,404
1,634	Lundin Energy AB † #	32,425
7,910	SSAB AB (B Shares) * #	25,153
7,561	Svenska Cellulosa AB * #	103,725
		346,334
Switzerland: 0.4%
93,179	Glencore Plc (GBP) #	193,543
Taiwan: 0.5%
159,472	China Steel Corp. #	112,947
14,920	Formosa Petrochemical Corp. #	41,403
46,200	Taiwan Fertilizer Co. Ltd. #	81,267
		235,617
Thailand: 0.3%
15,200	Energy Absolute Plc (NVDR) #	18,932
11,800	PTT Exploration & Production PCL (NVDR) #	29,522
90,100	PTT PCL (NVDR) #	91,442
		139,896
Turkey: 0.1%
17,302	Eregli Demir ve Celik Fabrikalari TAS #	21,258
United Kingdom: 5.9%
14,859	Anglo American Plc #	360,175
472	Atlantica Sustainable Infrastructure Plc (USD)	13,504
162,450	BP Plc #	470,694
10,160	Centamin Plc #	26,575
61,914	CNH Industrial NV (USD) *	484,167
17,316	DS Smith Plc #	65,910
2,647	ITM Power Plc * † #	8,899
3,653	KAZ Minerals Plc #	24,747
5,757	Mondi Plc #	121,961
3,495	Pennon Group Plc #	46,587
13,688	Rio Tinto Plc #	825,204
1,983	Severn Trent Plc #	62,553
5,661	United Utilities Group Plc #	62,652
		2,573,628
United States: 44.0%
3,827	AGCO Corp.	284,231
306	American States Water Co.	22,935
3,219	Apache Corp.	30,484
34,623	Archer-Daniels-Midland Co.	1,609,623
5,597	Baker Hughes Co.	74,384
8,701	Bunge Ltd.	397,636
3,399	Cabot Oil & Gas Corp.	59,007
404	California Water Service Group	17,554
2,315	Cal-Maine Foods, Inc.	88,826
13,327	CF Industries Holdings, Inc.	409,272
2,151	Cheniere Energy, Inc. *	99,527
15,925	Chevron Corp.	1,146,600
629	Clearway Energy, Inc.	16,958
1,678	Concho Resources, Inc.	74,033
9,147	ConocoPhillips	300,387
561	Continental Resources, Inc. * †	6,889
911	Cree, Inc. *	58,067
10,092	Darling International, Inc. *	363,615
19,527	Deere & Co.	4,327,769
3,265	Devon Energy Corp.	30,887
1,346	Diamondback Energy, Inc.	40,541
696	Domtar Corp. *	18,284
4,966	EOG Resources, Inc.	178,478
1,852	Essential Utilities, Inc.	74,543
36,059	Exxon Mobil Corp.	1,237,905
633	First Solar, Inc. *	41,905
8,074	FMC Corp.	855,117
18,407	Freeport-McMoRan Copper and Gold, Inc. *	287,885
1,976	Fresh Del Monte Produce, Inc.	45,290
3,517	Graphic Packaging Holding Co.	49,554
7,492	Halliburton Co.	90,279
4,648	Hecla Mining Co.	23,612
2,331	Hess Corp.	95,408
1,271	HollyFrontier Corp.	25,051
4,975	Howmet Aerospace, Inc. *	83,182
4,174	Ingredion, Inc.	315,888
4,959	International Paper Co.	201,038
335	Itron, Inc. *	20,348
16,601	Kinder Morgan, Inc.	204,690
675	Lindsay Corp.	65,259
1,417	Louisiana-Pacific Corp.	41,816
6,733	Marathon Oil Corp. *	27,538
5,549	Marathon Petroleum Corp.	162,808
3,311	National Oilwell Varco, Inc. *	29,998
7,058	Newmont Mining Corp.	447,830
4,133	Noble Energy, Inc.	35,337
3,827	Nucor Corp.	171,679
7,932	Occidental Petroleum Corp.	79,399
3,788	ONEOK, Inc.	98,412
331	Ormat Technologies, Inc. †	19,565
1,196	Packaging Corp. of America	130,424
3,724	Phillips 66	193,052
3,041	Pilgrim’s Pride Corp. *	45,509
1,401	Pioneer Natural Resources Co.	120,472
808	Reliance Steel & Aluminum Co.	82,448
831	Royal Gold, Inc.	99,861
11,838	Schlumberger Ltd.	184,199
16	Seaboard Corp.	45,387
218	SJW Group	13,267
9,007	Southern Co.	488,359
2,533	Steel Dynamics, Inc.	72,520
664	SunPower Corp. * †	8,307
1,989	Targa Resources Corp.	27,906
1,912	The Andersons, Inc.	36,653
21,496	The Mosaic Co.	392,732
7,242	Tractor Supply Co.	1,038,068
18,335	Tyson Foods, Inc.	1,090,566
3,477	Valero Energy Corp.	150,624
3,275	Westrock Co.	113,773
9,413	Weyerhaeuser Co. *	268,459
10,349	Williams Cos, Inc.	203,358
		19,293,267
Total Common Stocks (Cost: $50,297,500)		43,855,135
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2% (Cost: $1,850,145)
Money Market Fund: 4.2%
1,850,145	State Street Navigator Securities Lending Government Money Market Portfolio	1,850,145
Total Investments: 104.3% (Cost: $52,147,645)		45,705,280
Liabilities in excess of other assets: (4.3)%		(1,868,620)
NET ASSETS: 100.0%		$43,836,660

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,685,185.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,168,212 which represents 39.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,058,562, or 2.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	2.5%	$1,090,365
Consumer Staples	15.6	6,848,747
Energy	26.5	11,605,998
Industrials	15.9	6,989,115
Information Technology	0.6	240,943
Materials	34.1	14,969,664
Real Estate	0.6	268,459
Utilities	4.2	1,841,844
	100.0%	$43,855,135

VANECK VECTORS OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 4.7%
36,628	Ampol Ltd. #	$632,591
Austria: 4.1%
19,857	OMV AG #	543,402
Finland: 8.3%
21,213	Neste Oil Oyj #	1,117,261
Greece: 1.4%
15,349	Motor Oil Hellas Corinth Refineries SA #	180,808
Hungary: 4.7%
115,635	MOL Hungarian Oil & Gas Plc * #	630,043
India: 8.8%
19,351	Reliance Industries Ltd. 144A (GDR) #	1,175,203
Japan: 11.7%
15,000	Cosmo Energy Holdings Co. Ltd. #	214,305
29,068	Idemitsu Kosan Co. Ltd. † #	620,242
205,900	JXTG Holdings, Inc. #	734,171
		1,568,718
New Zealand: 1.5%
106,764	Z Energy Ltd. #	194,422
Poland: 5.8%
22,294	Grupa Lotos SA #	198,807
49,046	Polski Koncern Naftowy Orlen SA #	581,940
		780,747
Portugal: 4.2%
60,241	Galp Energia, SGPS, SA #	558,860
South Korea: 10.7%
1,905	Hyundai Heavy Industries Holdings Co. Ltd. #	354,177
5,831	SK Energy Co. Ltd. #	691,067
8,666	S-Oil Corp. #	380,599
		1,425,843
Taiwan: 4.8%
233,000	Formosa Petrochemical Corp. #	646,574
Thailand: 3.3%
2,726,400	IRPC PCL (NVDR) #	166,098
277,400	Thai Oil PCL (NVDR) #	281,486
		447,584
Turkey: 2.4%
31,483	Tupras-Turkiye Petrol Rafinerileri AS * #	323,770
United States: 23.7%
27,436	HollyFrontier Corp.	540,764
29,297	Marathon Petroleum Corp.	859,574
17,548	PBF Energy, Inc. *	99,848
17,321	Phillips 66	897,921
17,993	Valero Energy Corp.	779,457
		3,177,564
Total Common Stocks: 100.1% (Cost: $20,344,398)		13,403,390
Liabilities in excess of other assets: (0.1)%		(12,214)
NET ASSETS: 100.0%		$13,391,176

Definitions:
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $588,918.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,225,826 which represents 76.4% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,175,203, or 8.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Energy	97.4%	$13,049,213
Industrials	2.6	354,177
	100.0%	$13,403,390

VANECK VECTORS OIL SERVICES ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Luxembourg: 5.4%
2,091,456	Tenaris SA (ADR) †	$20,600,842
Netherlands: 5.3%
904,856	Core Laboratories NV (USD)	13,808,102
4,015,842	Frank’s International NV (USD) *	6,184,397
		19,992,499
United Kingdom: 5.2%
3,153,261	TechnipFMC Plc (USD)	19,897,077
United States: 84.0%
2,236,441	Baker Hughes Co.	29,722,301
985,493	Cactus, Inc.	18,911,611
2,122,519	ChampionX Corp. *	16,958,927
262,273	DMC Global, Inc. * †	8,639,273
498,560	Dril-Quip, Inc. *	12,344,346
3,891,424	Halliburton Co.	46,891,659
2,858,560	Helix Energy Solutions Group, Inc. * †	6,889,130
1,359,090	Helmerich & Payne, Inc.	19,910,668
958,890	Liberty Oilfield Services, Inc. * †	7,661,531
141,339	Nabors Industries Ltd. * †	3,454,325
1,764,457	National Oilwell Varco, Inc. *	15,985,980
2,629,652	NexTier Oilfield Solutions, Inc. *	4,864,856
1,763,135	Oceaneering International, Inc.	6,206,235
867,028	Oil States International, Inc. *	2,366,986
3,509,491	Patterson-UTI Energy, Inc.	10,002,049
1,661,451	ProPetro Holding Corp. *	6,745,491
2,361,558	RPC, Inc. †	6,234,513
4,845,960	Schlumberger Ltd.	75,403,138
1,963,656	Select Energy Services, Inc. *	7,540,439
12,104,961	Transocean Ltd. * †	9,767,493
1,312,153	US Silica Holdings, Inc. *	3,936,459
		320,437,410
Total Common Stocks (Cost: $847,531,351)		380,927,828
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5% (Cost: $9,498,199)
Money Market Fund: 2.5%
9,498,199	State Street Navigator Securities Lending Government Money Market Portfolio	9,498,199
Total Investments: 102.4% (Cost: $857,029,550)		390,426,027
Liabilities in excess of other assets: (2.4)%		(9,148,807)
NET ASSETS: 100.0%		$381,277,220

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $31,676,094.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Oil & Gas Drilling	11.3%	$43,134,535
Oil & Gas Equipment & Services	88.7	337,793,293
	100.0%	$380,927,828

VANECK VECTORS RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.7%
Australia: 22.2%
8,005,940	Galaxy Resources Ltd. * † #	$6,618,326
1,649,486	Iluka Resources Ltd. #	10,807,431
30,559,332	Jupiter Mines Ltd. #	6,136,718
4,198,603	Orocobre Ltd. * † #	7,518,825
32,847,900	Pilbara Minerals Ltd. * † #	7,831,114
		38,912,414
Canada: 10.5%
7,421,554	Largo Resources Ltd. * †	6,111,704
1,078,725	Lithium Americas Corp. (USD) * †	12,286,678
		18,398,382
China / Hong Kong: 43.1%
24,457,757	China Molybdenum Co. Ltd. #	13,486,289
7,573,046	China Northern Rare Earth Group High-Tech Co. Ltd. * #	12,047,271
1,683,200	Ganfeng Lithium Co. Ltd. Reg S 144A † #	8,302,987
8,848,734	Jinduicheng Molybdenum Co. Ltd. #	7,760,015
9,146,914	Shenghe Resources Holding Co. Ltd. * #	9,335,718
5,362,871	Xiamen Tungsten Co. Ltd. #	10,629,154
2,722,061	Zhejiang Huayou Cobalt Co. Ltd. * #	14,012,256
		75,573,690
France: 3.4%
236,520	Eramet SA * † #	5,970,949
Japan: 3.1%
855,347	Toho Titanium Co. Ltd. † #	5,511,427
Malaysia: 5.0%
5,192,136	Lynas Corp. Ltd. (AUD) * † #	8,745,727
Netherlands: 3.7%
391,013	AMG Advanced Metallurgical † #	6,447,715
United Kingdom: 3.9%
875,230	Tronox Holdings Plc (USD)	6,888,060
United States: 4.8%
941,151	Livent Corp. * †	8,442,124
Total Common Stocks (Cost: $197,824,555)		174,890,488
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.7% (Cost: $11,758,791)
Money Market Fund: 6.7%
11,758,791	State Street Navigator Securities Lending Government Money Market Portfolio	11,758,791
Total Investments: 106.4% (Cost: $209,583,346)		186,649,279
Liabilities in excess of other assets: (6.4)%		(11,167,616)
NET ASSETS: 100.0%		$175,481,663

Definitions:
AUD	Australian Dollar
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,008,267.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $141,161,922 which represents 80.4% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $8,302,987, or 4.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	100.0%	$174,890,488

VANECK VECTORS RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 97.3%
Banks: 9.6%
7,532,648	Sberbank of Russia PJSC (ADR) #	$87,939,598
16,265,668	VTB Bank PJSC Reg S (GDR) #	13,560,330
		101,499,928
Diversified Financials: 2.7%
15,236,889	Moscow Exchange MICEX-RTS PJSC #	28,715,619
Energy: 33.7%
19,021,997	Gazprom PJSC (ADR) † #	82,782,590
1,216,755	Lukoil PJSC (ADR) #	70,305,210
449,850	Novatek PJSC Reg S (GDR) † #	61,577,558
9,982,456	Rosneft Oil Co. PJSC Reg S (GDR) #	49,035,920
9,340,963	Surgutneftegas PJSC (ADR) † #	41,131,520
1,414,725	Tatneft PJSC (ADR) #	50,583,072
		355,415,870
Food & Staples Retailing: 9.0%
3,470,017	Magnit OJSC Reg S (GDR) #	51,727,300
1,164,437	X5 Retail Group NV Reg S (GDR) #	43,032,770
		94,760,070
Materials: 26.1%
26,188,904	Alrosa PJSC #	24,873,550
5,637,551	Evraz Plc (GBP) #	25,151,029
2,700,524	MMC Norilsk Nickel PJSC (ADR) #	65,145,197
1,190,923	Novolipetsk Steel PJSC Reg S (GDR) #	26,368,115
1,219,056	PhosAgro PJSC Reg S (GDR) #	14,653,832
1,925,013	Polymetal International Plc (GBP) #	42,024,110
488,218	Polyus PJSC Reg S (GDR) #	51,435,072
2,015,080	Severstal PAO Reg S (GDR) #	25,583,774
		275,234,679
Media & Entertainment: 7.6%
1,090,715	Mail.ru Group Ltd. Reg S (GDR) * #	29,843,781
777,951	Yandex NV (USD) * †	50,761,303
		80,605,084
Telecommunication Services: 6.1%
4,597,980	Mobile TeleSystems PJSC (ADR)	40,140,365
10,967,147	Rostelecom PJSC #	13,896,396
3,968	Rostelecom PJSC (ADR) #	29,744
8,083,992	VEON Ltd. (ADR) †	10,185,830
		64,252,335
Utilities: 2.5%
371,239,410	Inter Rao Ues PJSC #	26,792,873
7,410,870	Irkutsk Electronetwork Co. JSC (USD) * # ∞	36,580
		26,829,453
Total Common Stocks (Cost: $1,252,398,473)		1,027,313,038
PREFERRED STOCK: 2.9% (Cost: $43,317,400)
Energy: 2.9%
16,266	AK Transneft OAO, 7.26% #	30,929,215
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $1,295,715,873)		1,058,242,253
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0% (Cost: $111,150)
Money Market Fund: 0.0%
111,150	State Street Navigator Securities Lending Government Money Market Portfolio	111,150
Total Investments: 100.2% (Cost: $1,295,827,023)		1,058,353,403
Liabilities in excess of other assets: (0.2)%		(1,917,723)
NET ASSETS: 100.0%		$1,056,435,680

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,546,168.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $957,154,755 which represents 90.6% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	26.0%	$275,234,679
Communications	13.7	144,857,419
Consumer, Non-cyclical	9.0	94,760,070
Energy	36.5	386,345,085
Financial	12.3	130,215,547
Utilities	2.5	26,829,453
	100.0%	$1,058,242,253

VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.3%
Banks: 6.9%
26,481,000	Credit Bank of Moscow PJSC * #	$2,000,676
Capital Goods: 0.2%
19,714	United Wagon Co. PJSC * #	51,223
Commercial & Professional Services: 9.6%
39,141	HeadHunter Group Plc (ADR) †	958,172
16,616,400	Novorossiysk Commercial Sea Port PJSC #	1,832,132
		2,790,304
Diversified Financials: 6.2%
136,932	Safmar Financial Investment * #	849,707
118,654	VNV Global AB * #	949,040
		1,798,747
Energy: 2.9%
1,054,915	TMK PJSC #	827,382
Food & Staples Retailing: 3.7%
365,358	Lenta Plc (GDR) * #	1,069,407
Materials: 14.9%
2,910,755	Eurasia Mining Plc (GBP) #	704,160
342,934	Highland Gold Mining Ltd. (GBP) #	1,327,199
680,074	Mechel PJSC * #	538,798
2,861,822	Petropavlovsk Plc (GBP) * † #	1,216,956
335,112	Raspadskaya OJSC #	523,604
		4,310,717
Real Estate: 9.3%
642,509	Etalon Group Plc Reg S (GDR) #	1,027,189
150,594	LSR Group PJSC #	1,655,593
		2,682,782
Retailing: 10.5%
1,572,593	Detsky Mir PJSC Reg S 144A #	2,383,475
73,423	M.Video PJSC #	642,174
		3,025,649
Software & Services: 4.9%
82,040	QIWI Plc (ADR) †	1,423,394
Telecommunication Services: 7.9%
427,414	Sistema PJSFC Reg S (GDR) #	2,290,613
Transportation: 9.9%
1,610,816	Aeroflot PJSC * #	1,532,909
216,299	Globaltrans Investment Plc Reg S (GDR) #	1,322,743
		2,855,652
Utilities: 11.4%
27,057,800	Mosenergo PJSC #	713,194
101,492,600	OGK-2 PJSC #	1,011,163
2,492,500,000	TGC-1 PJSC #	357,970
34,335,000	Unipro PJSC #	1,227,402
		3,309,729
Total Common Stocks (Cost: $32,317,404)		28,436,275
PREFERRED STOCK: 1.6% (Cost: $488,620)
Utilities: 1.6%
241,251	Rosseti Lenenergo PJSC, 8.92%	474,878
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $32,806,024)		28,911,153
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.1% (Cost: $1,172,865)
Money Market Fund: 4.1%
1,172,865	State Street Navigator Securities Lending Government Money Market Portfolio	1,172,865
Total Investments: 104.0% (Cost: $33,978,889)		30,084,018
Liabilities in excess of other assets: (4.0)%		(1,159,328)
NET ASSETS: 100.0%		$28,924,690

Definitions:
ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,434,314.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,054,709 which represents 90.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,383,475, or 8.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	13.1%	$3,787,113
Communications	16.2	4,672,179
Consumer, Cyclical	15.8	4,558,558
Consumer, Staples	3.7	1,069,407
Energy	1.8	523,604
Financial	19.1	5,533,165
Financials	3.3	949,040
Industrial	13.9	4,033,480
Utilities	13.1	3,784,607
	100.0%	$28,911,153

VANECK VECTORS STEEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Brazil: 18.8%
621,673	Cia Siderurgica Nacional SA (ADR) †	$1,827,719
484,362	Gerdau SA (ADR) †	1,792,139
396,010	Vale SA (ADR) †	4,189,786
		7,809,644
India: 6.2%
349,301	Vedanta Ltd. (ADR)	2,581,334
Luxembourg: 18.1%
161,376	ArcelorMittal SA (USD)	2,138,232
197,093	Tenaris SA (ADR)	1,941,366
184,428	Ternium SA (ADR)	3,472,779
		7,552,377
South Korea: 4.9%
48,756	POSCO (ADR) †	2,040,926
United Kingdom: 10.5%
72,692	Rio Tinto Plc (ADR) †	4,389,870
United States: 41.6%
89,090	Allegheny Technologies, Inc. *	776,865
33,810	Carpenter Technology Corp.	613,990
298,738	Cleveland-Cliffs, Inc. * †	1,917,898
92,089	Commercial Metals Co.	1,839,938
31,234	Gibraltar Industries, Inc. *	2,034,583
45,279	Nucor Corp.	2,031,216
18,567	Reliance Steel & Aluminum Co.	1,894,577
26,697	Ryerson Holding Corp. *	152,974
18,840	Schnitzer Steel Industries, Inc.	362,293
63,838	Steel Dynamics, Inc.	1,827,682
59,540	SunCoke Energy, Inc.	203,627
31,655	TimkenSteel Corp. *	112,375
120,152	United States Steel Corp. †	881,916
37,656	Warrior Met Coal, Inc.	643,164
50,368	Worthington Industries, Inc.	2,054,007
		17,347,105
Total Common Stocks (Cost: $56,300,075)		41,721,256
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.1% (Cost: $3,781,393)
Money Market Fund: 9.1%
3,781,393	State Street Navigator Securities Lending Government Money Market Portfolio	3,781,393
Total Investments: 109.2% (Cost: $60,081,468)		45,502,649
Liabilities in excess of other assets: (9.2)%		(3,822,792)
NET ASSETS: 100.0%		$41,679,857

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,058,473.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	4.6%	$1,941,366
Industrials	4.9	2,034,583
Materials	90.5	37,745,307
	100.0%	$41,721,256

VANECK VECTORS UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Canada: 15.0%
34,506	ARC Resources Ltd. †	$153,704
82,665	Cenovus Energy, Inc. (USD) * †	321,567
55,254	Crescent Point Energy Corp. (USD)	67,410
21,683	Enerplus Corp. (USD) †	40,330
34,975	Husky Energy, Inc. †	80,646
13,222	PrairieSky Royalty Ltd. †	82,257
24,737	Seven Generations Energy Ltd. *	66,484
26,382	Tourmaline Oil Corp.	321,344
35,982	Whitecap Resources, Inc. †	65,189
		1,198,931
United States: 85.1%
18,689	Antero Resources Corp. *	51,395
21,891	Apache Corp.	207,308
26,237	Cabot Oil & Gas Corp.	455,474
9,588	Cimarex Energy Co.	233,276
10,000	CNX Resources Corp. *	94,400
8,214	Concho Resources, Inc.	362,402
20,577	ConocoPhillips	675,749
8,894	Continental Resources, Inc. †	109,218
30,192	Devon Energy Corp.	285,616
8,421	Diamondback Energy, Inc.	253,640
16,939	EOG Resources, Inc.	608,788
16,306	EQT Corp.	210,837
12,271	Hess Corp.	502,252
57,687	Marathon Oil Corp.	235,940
8,267	Matador Resources Co. *	68,285
8,017	Murphy Oil Corp. †	71,512
5,908	National Fuel Gas Co.	239,806
30,921	Noble Energy, Inc.	264,375
48,040	Occidental Petroleum Corp.	480,880
22,003	Ovintiv, Inc. †	179,544
32,856	Parsley Energy, Inc.	307,532
9,127	PDC Energy, Inc. *	113,129
6,423	Pioneer Natural Resources Co.	552,314
15,148	Range Resources Corp.	100,280
35,788	WPX Energy, Inc. *	175,361
		6,839,313
Total Common Stocks (Cost: $24,377,262)		8,038,244
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.4% (Cost: $113,497)
Money Market Fund: 1.4%
113,497	State Street Navigator Securities Lending Government Money Market Portfolio	113,497
Total Investments: 101.5% (Cost: $24,490,759)		8,151,741
Liabilities in excess of other assets: (1.5)%		(116,974)
NET ASSETS: 100.0%		$8,034,767

Definitions:
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $896,419.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Gas Utilities	3.0%	$239,806
Integrated Oil & Gas	11.0	883,093
Oil & Gas Exploration & Production	86.0	6,915,345
	100.0%	$8,038,244

VANECK VECTORS URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Canada: 5.5%
76,427	Cameco Corp. (USD)	$771,913
95,789	NexGen Energy Ltd. * †	165,654
27,218	Uranium Participation Corp. *	83,544
		1,021,111
China / Hong Kong: 2.3%
2,033,000	CGN Power Co. Ltd. Reg S 144A #	418,778
Czech Republic: 4.2%
41,711	CEZ AS #	787,988
Finland: 5.0%
45,490	Fortum Oyj #	919,882
France: 4.7%
82,683	Electricite de France SA #	873,567
Japan: 15.3%
49,000	Hokuriku Electric Power Co. † #	366,677
85,400	Kansai Electric Power Co., Inc. #	827,178
93,300	Kyushu Electric Power Co., Inc. #	846,001
288,000	Tokyo Electric Power Co., Inc. * #	791,561
		2,831,417
Korea: 0.5%
4,098	KEPCO Plant Service & Engineering Co. Ltd. #	94,825
South Korea: 4.8%
2,866	KEPCO Engineering & Construction Co., Inc. #	39,891
97,117	Korea Electric Power Corp. (ADR) * †	845,889
		885,780
Spain: 4.3%
30,106	Endesa SA #	805,413
United States: 53.2%
11,995	BWX Technologies, Inc.	675,438
18,579	Dominion Energy, Inc.	1,466,440
17,915	Duke Energy Corp.	1,586,552
32,289	Energy Fuels, Inc. * †	54,246
11,281	Entergy Corp.	1,111,517
35,306	Exelon Corp.	1,262,543
111,662	PG&E Corp. *	1,048,506
11,459	Pinnacle West Capital Corp.	854,268
13,440	PNM Resources, Inc.	555,475
22,500	Public Service Enterprise Group, Inc.	1,235,475
		9,850,460
Total Common Stocks (Cost: $18,916,073)		18,489,221
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.5% (Cost: $268,696)
Money Market Fund: 1.5%
268,696	State Street Navigator Securities Lending Government Money Market Portfolio	268,696
Total Investments: 101.3% (Cost: $19,184,769)		18,757,917
Liabilities in excess of other assets: (1.3)%		(234,528)
NET ASSETS: 100.0%		$18,523,389

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $557,256.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,771,761 which represents 36.6% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $418,778, or 2.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	5.4%	$991,813
Financials	0.4	83,544
Industrials	4.4	810,154
Utilities	89.8	16,603,710
	100.0%	$18,489,221

VANECK VECTORS VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.9%
Banks: 6.2%
6,527,312	Bank for Foreign Trade of Vietnam JSC #	$23,903,440
Capital Goods: 3.4%
1	FLC Faros Construction JSC * #	0
6,674,560	Hoang Huy Investment Financial Services JSC #	6,260,455
6,756,065	Vietnam Electrical Equipment * #	6,955,433
		13,215,888
Consumer Durables & Apparel: 6.2%
1,364,160	Eclat Textile Co. Ltd. #	17,056,850
435,542	Hansae Co. Ltd. #	6,701,855
		23,758,705
Diversified Financials: 2.5%
12,834,775	Saigon Securities, Inc. #	9,489,226
Food, Beverage & Tobacco: 13.5%
5,307,250	Masan Group Corp. * #	12,556,887
10,603,641	Thanh Thanh Cong Tay Ninh JSC #	6,793,832
6,934,351	Vietnam Dairy Products JSC #	32,813,391
		52,164,110
Health Care Equipment & Services: 4.7%
669,300	MANI, Inc. #	18,278,084
Insurance: 2.2%
3,963,626	Bao Viet Holdings #	8,406,577
Materials: 5.4%
18,249,832	Hoa Phat Group JSC #	20,935,807
Real Estate: 27.0%
9,255,686	No Va Land Investment Group Corp. * #	25,544,641
17,318,062	Vincom Retail JSC * #	20,848,065
7,904,902	Vingroup JSC * #	31,381,709
7,963,982	Vinhomes JSC Reg S 144A * #	26,191,424
		103,965,839
Technology Hardware & Equipment: 23.3%
893,635	BH Co. Ltd. * † #	16,157,292
1,020,171	Dreamtech Co. Ltd. #	13,088,020
689,312	KH Vatec Co. Ltd. * #	11,766,544
532,083	Mcnex Co. Ltd. † #	16,458,280
397,781	Seojin System Co. Ltd. #	15,454,461
2,741,879	Synopex, Inc. * #	11,182,910
496,477	UTI, Inc. † #	5,524,096
		89,631,603
Transportation: 3.3%
2,797,030	Vietjet Aviation JSC #	12,649,200
Utilities: 2.2%
19,237,540	PetroVietnam Power Corp. * #	8,590,255
Total Common Stocks (Cost: $316,474,535)		384,988,734
Other assets less liabilities: 0.1%		479,555
NET ASSETS: 100.0%		$385,468,289

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,047,838.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $384,988,734 which represents 99.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $26,191,424, or 6.8% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communications	8.3%	$31,912,741
Consumer, Cyclical	9.5	36,407,905
Consumer, Non-cyclical	15.0	57,885,307
Financial	41.1	158,321,969
Industrial	17.4	67,015,993
Information Technology	3.1	11,766,544
Technology	3.4	13,088,020
Utilities	2.2	8,590,255
	100.0%	$384,988,734